UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09079
                                                    ------------

                         Morgan Keegan Select Fund, Inc.
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                                          ---------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                -------------------------------------------------
                     (Name and address of agent for service)

                                 with copies to:

                              Arthur J. Brown, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of fiscal year end:  June 30, 2004
                                              --------------
                     Date of reporting period: June 30, 2004
                                              --------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR 270.30e-1):

                    [REGIONS MORGAN KEEGAN SELECT FUNDS LOGO]

Morgan Keegan Select Fund, Inc.


Regions Morgan Keegan
Select Intermediate Bond Fund

A bond fund for investors who seek to earn a high level of income primarily from intermediate maturity, investment grade bonds.

Regions Morgan Keegan
Select High Income Fund

A bond fund for investors who can accept higher risk and seek to earn a high level of income primarily from below investment grade bonds.


                                                         Annual Report
--------------------------------------------------------------------------------
                                                         June 30, 2004

                                TABLE OF CONTENTS

Introduction                                                        Page 1

Letter to Shareholders                                              Pages 2-3

Regions Morgan Keegan Select Intermediate Bond Fund
 Portfolio Summary                                                  Pages 4-6

Regions Morgan Keegan Select Intermediate Bond Fund
 Schedule of Investments                                            Pages 7-14

Regions Morgan Keegan Select High Income Fund
 Portfolio Summary                                                  Pages 15-17

Regions Morgan Keegan Select High Income Fund
 Schedule of Investments                                            Pages 18-29

Statements of Assets and Liabilities                                Page 30

Statements of Operations                                            Page 31

Statements of Changes in Net Assets                                 Pages 32-33

Notes to Financial Statements                                       Pages 34-40

Financial Highlights                                                Pages 42-44

Report of Independent Registered Public Accounting Firm             Page 45

Board of Directors and Officers                                     Pages 46-50

Privacy Notice                                                      Page 51

Proxy Voting Policies and Procedures                                Page 51

Regions Morgan Keegan Fund Complex                                  Page 52

                         MORGAN KEEGAN SELECT FUND, INC.
                                  Introduction

Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund are each a series of Morgan Keegan Select Fund, Inc.

Regions Morgan Keegan
Select Intermediate Bond Fund

The Regions Morgan Keegan Select Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests at least 80% of its assets in debt securities. The fund targets investment grade, intermediate term maturity bonds with effective maturities between one and ten years that the Adviser believes offer attractive yield and capital appreciation potential. The Adviser is not required to sell a security that is downgraded subsequent to purchase, but will consider what action, including sale, is in the best interest of the fund.

Regions Morgan Keegan
Select High Income Fund

The Regions Morgan Keegan Select High Income Fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment grade bonds that the Adviser believes offer attractive yield and capital appreciation potential. Below investment grade bonds involve a higher credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers to service primary obligations and an unanticipated default could cause the fund to experience a reduction in value of its shares.

Please call Morgan Keegan at 1-800-564-2188 to request a copy of the fund's prospectus which contains information concerning the funds' investment objectives and policies, management fees, expenses, and other pertinent information. Please read it carefully before investing in the funds.

--------------------------------------------------------------------------------
    NOT FDIC INSURED              MAY LOSE VALUE           NO BANK GUARANTEE
--------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND, INC.
                             Letter to Shareholders

Dear Fellow Shareholders:

The fiscal year ended June 30, 2004 saw an improving economy that has generated historically high growth in GDP and previously elusive job growth. Despite the remaining specter of terrorism, the economy has continued to rebound from the recession that began in 2001. Since the beginning of calendar year 2004, the markets have become more volatile as concerns over rising interest rates and the sustainability of current economic growth occupy investors' minds.

After three years of interest rate cuts, fear of rising interest rates took hold in April of 2004 with treasuries falling 3.22% in April and 3.16% for the first quarter of calendar year 2004. The Federal Reserve Board validated these concerns by raising the target rate for the federal funds rate 25 basis points to 1.25%. After returning 3.78% for the nine months ended March 31, 2004, investment grade corporate bonds were up only 0.32% for the twelve month period ended June 30, 2004. High yield corporate issues increased 11.40% during the nine months ended March 31, 2004, but fell .96% during the next three months. The pullback appeared to be the result of the below investment grade sector becoming increasingly sensitive to interest rates after much of the opportunities for improving credit in the sector had been priced into the bonds.

The Regions Morgan Keegan Select Intermediate Bond Fund ("Intermediate Bond Fund") turned in an impressive performance of 4.68% for the twelve month period ended June 30, 2004 versus the Lehman Brothers Intermediate Aggregate Index, which returned 0.85% during the same period. We attribute the Intermediate Bond Fund's performance to an adherence to value investing, as well as, an overweight allocation to structured finance issues, which tend to be less volatile than the corporate investment grade issues.

The Regions Morgan Keegan Select High Income Fund ("High Income Fund") returned 14.05% for the twelve months ended June 30, 2004, posting its fifth consecutive year of double digit returns. The High Income Fund significantly outperformed the Lehman Brothers Ba High Yield Index, which returned 7.93% during the same period. We attribute the High Income Fund's performance to a strict adherence of value investing, as well as, an underweight allocation to corporate high yield bonds and an overweight allocation to structured finance issues, which tend to be less volatile than corporate high yield issues. The High Income Fund's one, three and five-year records are outstanding, ranking in the top 5% of all high yield funds in each period, according to Morningstar.

                         MORGAN KEEGAN SELECT FUND, INC.
                             Letter to Shareholders

The table below illustrates the Intermediate Bond Fund's and High Income Fund's relative performance.

Performance Statistics as of June 30, 2004*            Six Months      One Year
Intermediate Bond Fund                                    3.00%          4.68%
  Lehman Brothers Intermediate Aggregate Index^           0.25%          0.85%
High Income Fund                                          6.76%         14.05%
  Lehman Brothers Ba High Yield Index/t/                  1.15%          7.93%

* The above performance statistics are Net Asset Value returns of class "A" shares. The performance would be lower if the maximum sales load were included.
^ Lehman Brothers Intermediate Aggregate Index covers the intermediate U.S. investment-grade fixed rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities.
/t/ Lehman Brothers Ba High Yield Index covers Ba fixed rate, non-investment grade debt. The index was first introduced in January 1986 and historical data are available since January 1983. The index includes Canadian bonds and debt from non-emerging countries but excludes Eurobonds and debt from emerging countries. The index also includes original issue zeros, step-up coupons structures, and 144A securities.

Past performance is not indicative of future results.

As we begin a new fiscal year, we are pleased with the ongoing success of these two bond funds. Thank you for your continued confidence and support by pursuing your financial goals through investments in the Regions Morgan Keegan Select Funds Family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs.

Sincerely,

/s/ Carter E. Anthony                     /s/ James C. Kelsoe

Carter E. Anthony, CFA                    James C. Kelsoe, Jr., CFA
President                                 Portfolio Manager

August 16, 2004

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                Portfolio Summary
                                  June 30, 2004

PORTFOLIO MANAGER

                            James C. Kelsoe, Jr., CFA

PORTFOLIO PERFORMANCE (excludes sales load)

                                                                               Lehman
                            Intermediate    Intermediate    Intermediate      Brothers
                             Bond Fund       Bond Fund       Bond Fund      Intermediate
                              A-Shares        C-Shares        I-Shares       Aggregate/t/
     6 Months                   3.00%           2.93%           3.23%           0.25%
     1 Year                     4.68%           4.42%           5.04%           0.85%
     5 Year*                    8.70%           8.33%           9.00%           6.74%
     Inception (3/22/99)*       8.23%           7.86%           8.53%           6.30%

          *    Average annual total returns
          /t/  Refer to Index Descriptions on page 3

PORTFOLIO STATISTICS

          Net Asset Value per Share*      $ 10.03
          Net Assets                      $ 250.5 million
          Average Yield to Maturity          9.50%
          Average Maturity                    6.5 years
          Average Coupon                     4.92%
          Average Duration                    3.9 years
          Average Credit Quality                A
          Number of Issues                    130
          12-Month A Share Dividend       $  0.82
          12-Month C Share Dividend       $  0.79
          12-Month I Share Dividend       $  0.85

          *    Class A shares only

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                Portfolio Summary
                                  June 30, 2004

LARGEST HOLDINGS

          United Capital 2003-A NOTE                   3.1%
          Commerical Mortgage 2002-FL7 G               2.7%
          GNMA 2003-59 XA                              2.1%
          FMAC Loan Trust 1997-C A                     2.1%
          AJAX 2A C                                    2.1%

ASSET ALLOCATION

          Collaterized Obligations                    27.3%
          Commercial Mortgage-Backed Securities       19.8%
          Home Equity Loans                           16.8%
          Franchise Loans                             16.1%
          Small Business Loans                         7.2%
          Manufactured Housing Loans                   6.9%
          Home Improvement Loans                       2.0%
          Cash                                         1.8%
          Corporate Bonds                              0.6%
          Other                                        0.6%

PORTFOLIO PERFORMANCE (includes maximum sales load)

                                   Intermediate    Intermediate
                                     Bond Fund      Bond Fund
                                     A-Shares*      C-Shares**
          6 Months                     0.94%          1.90%
          1 Year                       2.58%          3.37%
          5 Year***                    8.26%          8.33%
          Inception (3/22/99)***       7.82%          7.86%

          *    "A" shares carry a maximum sales load of 2.00%.
          ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
          ***  Average annual total returns.

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                Portfolio Summary
                                  June 30, 2004

             Growth of $10,000 Investment in Intermediate Bond Fund

                              [CHART APPEARS HERE]

            Average Annual Total Returns for the period ended 6/30/04

                                     1 Year     5 Year    Inception
               Class A Shares         2.58%      8.26%      7.82%
               Class C Shares         3.37%      8.33%      7.86%
               Class I Shares         5.04%      9.00%      8.56%


The preceding data in the Portfolio Summary is dated as of June 30, 2004. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 73.9% OF NET ASSETS

               Certificate-Backed Obligations - 5.2%
   4,000,000   Incaps Funding II, 3.068% Bond 1/15/34 (a)                   A-          $     3,960,356   $     3,960,000
   3,500,000   MMCAPS Funding, 4.25% 8/1/31 (a)                             BBB               3,514,881         3,535,000
   5,000,000   MMCAPS Funding III, 3.27% 5/1/32 (a)                         A-                5,055,566         5,056,250
     493,797   MMCAPS Funding I, 8.03% 6/15/31 (a)                          AAA                 493,797           532,055
                                                                                        ---------------   ---------------
                                                                                        $    13,024,600   $    13,083,305
                                                                                        ---------------   ---------------
               Collateralized Bond Obligation - 6.5%
   6,000,000   AJAX 2A C, 3.66% 9/8/32 (a)                                  BBB               5,146,244         5,145,000
   2,800,000   E-Trade 2003-1A PSC, 11.50% 2/10/37 (a)                      BBB-              2,980,275         2,968,000
  10,000,000   North Street 2000-2A B, 2.17% 10/30/11 (a)                   A-                4,839,007         4,700,000
   2,000,000   US Capital Funding, 2.82% 5/1/34 (a)                         A-                2,000,000         2,000,000
   1,500,000   US Capital Funding II B-1, 2.941% 8/1/34 (a)                 A-                1,500,000         1,500,000
                                                                                        ---------------   ---------------
                                                                                        $    16,465,526   $    16,313,000
                                                                                        ---------------   ---------------
               Commercial Loans - 18.1%
     215,000   Asset Securitization 1995-MD4 A4, 7.384% 8/13/29             AA                  208,837           235,976
               Asset Securitization 1997-MD7 PS1, 0.25% 1/13/30
               interest-only strips                                         AAA                 169,814           155,404
               Atherton Franchisee 1998-A AX, 2.178% 5/15/18
               interest-only strips (a)                                     AAA               1,001,395           974,930
   1,000,000   Atherton Franchisee 1998-A B, 6.85% 6/15/11 (a)              AA                  851,103           806,366
   2,488,640   Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)             A+                2,297,714         2,504,010
   1,000,000   Banc of America Structural Security Trust 2002-X1 F,
               6.274% 10/11/33 (a)                                          A-                1,031,482         1,003,592
     700,000   Banc One/FCCC Mortgage 2000-C1A C, 7.206% 10/18/31 (a)       AA-                 726,591           726,685
               Bear Stearns Mortgage 2000-WF1 X, 0.26% 2/15/32
               interest-only strips                                         AAA               1,809,952         1,759,771
               CDC Commercial 2002-FX1 XCL, 0.725% 5/15/35
               interest-only strips (a)                                     AAA               1,375,593         1,348,376
               Legg Mason 2003-20 A, 4.856% 7/25/21 interest-only
               strips (a)                                                   AAA               1,589,638         1,232,083

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                S & P
   Amount/                                                                 Rating                             Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
   6,800,000   Commercial Mortgage 2002-FL7 G, 2.944% 11/15/14 (a)          A           $     6,821,503   $     6,812,784
   1,000,000   Capital Lease 1997-CTL1, 6.162% 6/22/24 (a)                  BBB-                865,827           885,650
               Chase Manhattan Bank 1999-1 X, 0.32% 8/15/31
               interest-only strips                                         AAA                 578,503           573,795
               Commercial Capital 3A X, 4,283.292% 2/15/09
               interest-only strips (a)                                     AAA               3,259,749         3,164,205
               CS First Boston 2002-CKP1 AX, 0.16% 12/15/35
               interest-only strips (a)                                     AAA               3,195,793         3,664,186
               CS First Boston 2003-CK2 AX, 0.168% 3/15/36
               interest-only strips (a)                                     AAA               1,975,257         2,025,676
               DLJ Mortgage 1997-CF2 S, 0.25% 10/15/30
               interest-only strips (a)                                     AAA                 634,986           522,956
               FFCA Secured Lending 1998-1, 1.62% 1/18/17
               interest-only strips (a)                                     AAA               1,010,179           941,085
               Fannie Mae 1998-M4 N,
               1.58% 2/25/35 interest-only strips (c)                       NR                  652,676           207,575
               GMAC Commercial Mortgage 1997-C2 X, 1.12%, 4/15/29
               interest-only strips                                         AAA               1,124,173           920,927
   2,000,000   GMAC Commercial Mortgage 2001-C1 F, 7.494% 4/15/34 (a)       BBB               2,147,175         2,115,160
               GS Mortgage 1998-C1 X,
               0.775% 10/18/30 interest-only strips                         AAA                 785,212           627,083
               Heller Mortgage 2000-PH1 X, 0.295% 1/17/34
               interest-only strips (a)                                     AAA               1,497,824         1,373,742
     684,016   JP Morgan Commercial Mortgage 1995-C1 D, 8.373% 7/25/10      BBB                 689,009           683,379
     979,142   LTC Mortgage 1996-1 A, 7.06% 4/15/28 (a)                     AAA                 984,602           991,704
     750,000   LTC Mortgage 1996-1 C, 7.56% 4/15/28 (a)                     A                   733,401           783,720
   4,000,000   LTC Mortgage 1996-1 D, 7.97% 4/15/28 (a)                     BBB               3,962,132         4,050,880
               Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26
               interest-only strips                                         AAA               2,945,230         2,972,518
   1,000,000   NationsLink 1999-LTL1 D, 6.45% 1/22/26 (a)                   BBB                 700,092           723,798
               Nomura Asset 1996-MD5 CS1, 0.78% 4/13/39
               interest-only strips                                         AAA               1,469,365           396,719
                                                                                        ---------------   ---------------
                                                                                        $    47,094,807   $    45,184,735
                                                                                        ---------------   ---------------

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                S & P
   Amount/                                                                 Rating                             Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
               Franchise Loans - 13.9%
   1,558,277   FMAC Loan Trust 1997-A A, 7.35% 4/15/19 (a)                  AA          $     1,536,084   $     1,576,038
               FMAC Loan Trust 1997-A  AX, 2.843% 4/15/19
               interest-only strips (a)                                     AA                1,725,749         1,741,943
   5,413,672   FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                 BBB               5,002,333         5,170,057
               FMAC Loan Trust 1997-C AX, 2.345% 12/15/19
               interest-only strips (a)                                     BBB                 437,453           295,429
   5,000,000   FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)                BBB               3,764,950         4,250,000
               FMAC Loan Trust 1998-CA AX, 1.959% 9/15/18
               interest-only strips (a)                                     AAA               2,730,092         3,583,122
               Falcon Franchise Loan 2000-1, 3.075% 6/5/20
               interest-only strips (a)                                     AAA               3,194,441         3,113,128
   1,614,928   Falcon Franchise Loan 2001-1 A1, 6.067% 1/5/23 (a)           AAA               1,609,125         1,680,769
               Falcon Franchise Loan 2001-1,
               3.17% 1/5/23 interest-only strips (a)                        AAA                 495,295           493,372
   1,000,000   Falcon Franchise Loan 2003-1 C, 7.074% 1/5/25 (a)            BBB+                987,090           949,100
   3,663,000   Falcon Franchise Loan 2003-1 A1, 4.856% 1/5/25 (a)           AA                3,626,507         3,631,498
               Falcon Franchise Loan 2003-1, 3.252% 1/5/25
               interest-only strips (a)                                     AAA               1,345,220         1,335,288
               Franchise Loan Trust 1998-I AX, 1.82% 7/15/18
               interest-only strips (a)                                     AAA               2,587,648         3,165,925
               Peachtree  Franchise  1999-A  AX,  1.053%  1/15/21
               interest-only strips (a)                                     AA-               2,961,389         3,955,754
                                                                                        ---------------   ---------------
                                                                                        $    32,003,376   $    34,941,423
                                                                                        ---------------   ---------------
               Home Equity Loans (High Loan-To-Value) - 0.1%
     131,850   Cityscape Home Loan 1997-2 M2, 8.06% 4/25/18                 BBB                 133,519           131,508

               Home Equity Loans (Non-High Loan-To-Value) - 16.7%
   3,125,000   Aames Mortgage Trust 2001-2 B, 7.367% 8/25/31                BBB               2,491,579         2,517,094
   2,434,000   Ace Securities 2004-IN1 M6, 4.65% 5/25/34                    BBB+              2,264,164         2,263,620

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                S & P
   Amount/                                                                 Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
     133,525   Amresco Residential Securities
               1997-2 M2F, 7.665% 6/25/27                                   A           $       127,444   $       134,519
   2,350,000   Argent Securities 2004-W8 M10, 4.60% 5/25/34                 BBB-              1,838,692         1,836,314
   5,250,000   Argent NIM Trust 2003-N6 B, 6.75% 3/25/34 (a)                BBB-              5,033,101         5,053,125
   4,100,000   Argent Securities 2004-WNS B, 8.75% 5/25/34 (a)              BBB-              4,080,168         4,080,033
   1,400,000   Conseco Finance 1999-F M2, 9.30% 10/15/30                    A                 1,476,214         1,437,437
     391,662   Conseco Finance 2000-B BF1, 9.44% 2/15/31                    BBB                 396,729           415,814
   3,600,000   Conseco Finance 2000-F BF1, 10.55% 9/15/20                   A-                3,767,830         3,772,310
   2,500,000   Conseco Finance 2000-F MF2, 8.93% 3/15/24                    AA-               2,625,743         2,652,555
   2,000,000   Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30            BBB-              1,762,861         1,850,900
   2,000,000   First Franklin 2003-FF5 N2, 7.869% 4/25/34 (a)               BBB               2,000,000         2,000,000
     759,053   Long Beach Holdings 2003-2 N1, 7.627% 6/25/33 (a)            BBB                 759,053           762,849
     282,339   Option One NIM 2003-2B N1, 7.63% 4/26/33 (a)                 BBB+                282,339           282,199
   3,725,000   Sasco Net 2003-BC2 N3, 10.00% 2/27/33 (a)                    BBB-              3,603,986         3,762,250
   3,943,483   Sharps Trust 2003-HS1N N, 7.48% 6/25/33                      BBB-              3,952,769         3,935,754
   3,354,114   Sharps Trust 2003-NC1N N, 7.25% 11/25/33                     BBB-              3,347,139         3,355,959
   1,783,080   Sharps Trust 2003-6HEN N, 7.25% 11/25/33 (a)                 BBB-              1,774,771         1,772,275
                                                                                        ---------------   ---------------
                                                                                        $    41,584,582   $    41,885,007
                                                                                        ---------------   ---------------
               Home Improvement Loans - 2.0%
   3,000,000   Conseco Finance 2002-C BF1, 8.00% 8/15/33                    BBB               2,853,640         3,025,800
   1,240,000   Green Tree Home Improvement 1996-C HEB1, 8.15% 6/15/27       A                 1,235,610         1,243,220
     350,000   Green Tree Home Improvement 1998-E HEM2, 7.27% 6/15/28       A                   331,391           355,835
     400,000   Green Tree Home Improvement 1999-E M2, 9.45% 10/15/24        A                   412,038           416,673
                                                                                        ---------------   ---------------
                                                                                        $     4,832,679   $     5,041,528
                                                                                        ---------------   ---------------

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
               Manufactured Housing Loans - 4.2%
   3,000,000   Firstfed Manufactured Housing 1996-1 B, Zero
               Coupon Bond 10/15/22 (a)                                     BBB         $     2,890,952   $     2,872,230
   5,000,000   Greenpoint Manufactured Housing 1999-5 M2,
               9.23% 12/15/29                                               A                 3,601,522         3,700,000
   2,500,000   Madison Avenue 2002-A M1, 2.55% 3/25/32                      AA-               2,365,711         2,387,500
   2,000,000   Madison Avenue 2002-A B1, 4.34% 3/25/32                      BBB-              1,191,676         1,230,000
     718,046   Oakwood Mortgage 2001-B M2, 8.795% 3/15/31 (a)               A-                  721,191           222,594
                                                                                        ---------------   ---------------
                                                                                        $     0,771,052   $    10,412,324
                                                                                        ---------------   ---------------
               Small Business Loans - 7.2%
   3,650,000   ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)            AAA               3,386,206         3,613,500
     499,969   ACLC Business Trust 1999-2, 9.35% 1/15/21 (a)                A                   491,814           402,560
     412,643   Small Business Administration 1994-20J 1, 8.30%
               10/1/14 (c)                                                  Non-rated           439,854           449,596
     296,044   Small Business Administration 1996-20G 1, 7.70%
               7/1/16 (c)                                                   Non-rated           314,061           321,766
     222,184   Small Business Administration 1997-20D 1, 7.50%
               4/1/17 (c)                                                   Non-rated           233,360           241,790
     125,397   Small Business Administration 2000-20B 1, 7.73%
               2/1/20 (c)                                                   Non-rated           132,709           139,373
     215,224   Small Business Administration 2000-20D 1, 7.47%
               4/1/20 (c)                                                   Non-rated           222,174           237,426
   2,554,872   Small Business Administration 2001-20J 1, 5.76%
               10/1/21 (c)                                                  Non-rated         2,584,158         2,643,669
   1,800,541   Small Business Investment Companies 2000-P10A 1,
               8.017% 2/10/10 (c)                                           Non-rated         1,936,434         1,988,325
     260,917   Small Business Investment Companies 2000-P10B 1,
               7.449% 8/1/10 (c)                                            Non-rated           269,384           283,724
  87,876,527   United Capital 2003-A NOTE, 1.90% 11/8/27 (a)                AAA               6,957,324         7,689,196
                                                                                        ---------------   ---------------
                                                                                        $    16,967,478   $    18,010,925
                                                                                        ---------------   ---------------
Total Asset Backed Securities - Investment Grade                                        $   182,877,619   $   185,003,755
                                                                                        ---------------   ---------------
ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 7.0% OF NET ASSETS

               Auto Dealerships - 0.3%
   1,000,000   Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)            BB+                 920,070           866,040

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
               Airplanes - 0.1%
      93,041   United Airlines 2000-1 B, 8.03% 7/1/11                       CCC         $        92,720   $        25,196

               Commercial Loans - 1.7%
   3,660,000   Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)             B                 3,286,893         3,179,651
               Enterprise Mortgage 1998-1,
               1.349% 1/15/25 interest-only strips (a)                      B                   503,342           661,155
     780,643   Enterprise Mortgage 2000-1 A1, 7.92% 1/15/27 (a)             B-                  776,732           453,522
                                                                                        ---------------   ---------------
                                                                                        $     4,566,967   $     4,294,328
                                                                                        ---------------   ---------------

               Franchise Loans - 2.2% Captec Franchise 1999-1 A,
               1.22% 10/25/18 interest-only strips (a)                      BB                2,407,204         3,171,356
     996,600   FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                  B                   908,310           877,008
               FMAC Loan Trust 1997-B AX, 3.00% 9/15/19
               interest-only strips (a)                                     B                 1,170,737         1,079,908
               FMAC Loan Trust 1998-A AX, 2.136% 9/15/20
               interest-only strips (a)                                     BB                  428,932           545,688
                                                                                        ---------------   ---------------
                                                                                        $     4,915,183   $     5,673,960
                                                                                        ---------------   ---------------

               Manufactured Housing Loans - 2.7%
   3,000,000   Conseco Finance 2002-2 M2, 9.163% 3/25/33                    B-                3,031,517         2,039,670
   2,000,000   Conseco Finance 2002-2 B1, 9.25% 3/1/33                      CCC               1,892,426         1,230,900
    ,000,000   Deutsche Bank Financial 1997-I M, 7.275% 9/15/27             B-                2,348,759         2,267,820
     200,000   Green Tree Financial 1997-4 B1, 7.23% 2/15/29                CCC-                192,683            64,000
   2,300,000   Oakwood Mortgage 1999-B M1, 7.18% 12/15/26                   CC                2,326,815           956,409
     300,000   UCFC Manufactured Housing 1996-1 M, Zero Coupon
               Bond 1/15/28                                                 B-                  266,858           201,000
                                                                                        ---------------   ---------------
                                                                                        $    10,059,058   $     6,759,799
                                                                                        ---------------   ---------------
  Total Asset Backed Securities - Non-Investment Grade                                  $    20,553,998   $    17,619,323
                                                                                        ---------------   ---------------

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
CORPORATE BONDS - INVESTMENT GRADE - 0.6% OF NET ASSETS
               Financial - 0.6%
     575,000   Bombardier Capital, 7.50% Bond 8/15/04 (a)                   BBB-        $       573,178   $       573,178
     840,347   DIS-Crave-403, 6.85% Bond 1/10/07                            BBB+                833,180           853,145
                                                                                        ---------------   ---------------
Total Corporate Bonds - Investment Grade                                                $     1,406,358   $     1,426,323
                                                                                        ---------------   ---------------

MORTGAGE BACKED SECURITIES - 15.6% OF NET ASSETS

               Collateralized Mortgage Obligation - 15.6%
   1,994,930   AQNIM 2003-N11A Notes, 7.143% 11/25/33 (a)                   BBB+              1,994,929         1,991,680
   4,000,000   Conseco Finance 1A B, 7.18% 2/28/15                          BBB               3,530,843         3,520,000
   4,962,945   Diversified Asset Securitization 1A A1, 7.873% 9/15/35       AA                4,938,585         4,975,352
               Fannie Mae 2000-M2, 0.242% 6/17/40 interest-only
               strips (c)                                                   Non-rated           661,266           113,524
               Fannie Mae 1997-M6, 0.757% 3/17/37 interest-only
               strips (c)                                                   Non-rated         1,455,479         1,003,504
               Fannie Mae 1993-M3 N, 0.948% 6/25/38 interest-only
               strips (c)                                                   Non-rated         2,140,213         1,532,540
               Fannie Mae 2002-84 PI, 4.60% 1/25/20 interest-only
               strips (c)                                                   Non-rated         1,142,971           495,917
               GNMA 2001-44, 1.072% 7/16/41 interest-only strips (c)        Non-rated         2,354,379         1,973,789
               GNMA 2002-28, 1.45% 1/16/42 interest-only strips (c)         Non-rated         1,161,601           959,331
               GNMA 2003-7 IP, 5.50% 10/16/25 interest-only strips (c)      Non-rated           622,294           390,316
               GNMA 2003-59 XA, 0.30% 6/16/34 interest-only strips (c)      Non-rated         5,032,989         5,174,881
               GNMA 2003-64 XA, 0.517% 8/16/43 interest-only
               strips (c)                                                   Non-rated         3,973,880         3,983,690
               Harborview Mortgage 2003-2 1X, 2.115% 10/19/33
               interest-only strips                                         AAA               1,758,513         1,834,849
               Harborview Mortgage 2004-1 X, 3.033% 4/19/34
               interest-only strips                                         AAA               1,839,733         1,881,036
      14,842   Indymac NIM Trust 2002-A A, 8.00% 5/25/33 (a)                BBB                  14,752            14,879
   3,248,565   SACO 2000-3A 1B3, 7.777% 9/25/40 (a)                         BBB               3,200,420         3,061,383
     454,098   Salomon Brothers Mortgage 2000-1 B1, 9.00% 3/25/22           AAA                 476,411           486,403
               Salomon Brothers Mortgage 2001-C2 X1, 0.637%
               11/13/11 interest-only strips (a)                            AAA               3,125,736         3,223,556

               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
   2,327,914   Structured Asset 1999-SP1, 9.00% 5/25/29                     BBB         $     2,385,170   $     2,347,729
                                                                                        ---------------   ---------------
Total Mortgage Backed Securities                                                        $    41,810,164   $    38,964,359
                                                                                        ---------------   ---------------

PREFERRED STOCKS - 0.2% OF NET ASSETS
         500   Compass Loan Holdings (a)                                                        424,328           524,811

EURODOLLAR TIME DEPOSITS - 1.8% OF NET ASSETS
               State Street Bank & Trust Company Eurodollar time
               deposits dated June 30, 2004, 0.15%, maturing at
               $4,630,019 on April 1, 2004.                                             $     4,630,000   $     4,630,000
                                                                                        ---------------   ---------------
Total Investments - 99.1%                                                               $   251,702,467   $   248,168,571
                                                                                        ---------------   ---------------
Other Assets and Liabilities, net - 0.9%                                                                        2,315,329
                                                                                                          ===============
Net Assets                                                                                                $   250,483,900
                                                                                                          ===============

(a) These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

(c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                Portfolio Summary
                                  June 30, 2004

PORTFOLIO MANAGER

                            James C. Kelsoe, Jr., CFA

PORTFOLIO PERFORMANCE (excludes sales load)

                                                                                    Lehman
                                 High Income     High Income     High Income       Brothers
                                     Fund           Fund            Fund            Ba High
                                   A-Shares       C-Shares        I-Shares          Yield+
          6 Months                   6.76%           6.49%           6.89%           1.15%
          1 Year                    14.05%          13.59%          14.44%           7.93%
          5 Year*                   14.02%          13.45%          14.30%           7.08%
          Inception (3/22/99)*      14.01%          13.46%          14.31%           6.62%

          *    Average annual total returns
          +    Refer to Index Descriptions on page 3

PORTFOLIO STATISTICS

          Net Asset Value per Share*                    $ 10.53
          Net Assets                                    $ 819.8 million
          Average Yield to Maturity                       16.50%
          Average Maturity                                  7.2 years
          Average Coupon                                   6.63%
          Average Duration                                  4.3 years
          Average Credit Quality                             BB
          Number of Issues                                  210
          12-Month A Share Dividend                     $  1.41
          12-Month C Share Dividend                     $  1.36
          12-Month I Share Dividend                     $  1.43

          *    Class A shares only

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                Portfolio Summary
                                  June 30, 2004

LARGEST HOLDINGS

          FMAC Loan Trust 1996-B A1                     2.1%
          Enterprise Mortgage 2000-1 A2                 2.1%
          Enterprise Mortgage 2000-1 A1                 1.9%
          GS Mortgage 1998-GLII F                       1.6%
          CS First Boston Mortgage 1998-C1 F            1.6%

ASSET ALLOCATION

          Commercial Mortgage-Backed Securities        17.7%
          Collaterized Obligations                     13.9%
          Franchise Loans                              13.4%
          Corporate Bonds                              13.1%
          Manufactured Housing Loans                   10.1%
          Recreational Equipment                        8.7%
          Home Equity Loans                             7.7%
          Common Stock                                  6.7%
          Equipment Leases                              3.9%
          Credit Cards                                  1.3%
          Cash                                          0.4%
          Other                                         0.4%

PORTFOLIO PERFORMANCE (includes maximum sales load)

                                      High            High
                                   Income Fund     Income Fund
                                     A-Shares*      C-Shares**
          6 Months                     4.09%           5.43%
          1 Year                      11.20%          12.45%
          5 Year***                   13.44%          13.45%
          Inception (3/22/99)***      13.46%          13.46%

          *    "A" shares carry a maximum sales load of 2.50%.
          ** "C" shares carry a 1% contingent deferred sales charge (CDSC) that is charged if shares are redeemed within 12 months of the initial purchase.
          ***  Average annual total returns.

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                Portfolio Summary
                                  June 30, 2004

                Growth of $10,000 Investment in High Income Fund

                              [CHART APPEARS HERE]

            Average Annual Total Returns for the period ended 6/30/04

                                     1 Year     5 Year    Inception
               Class A Shares        11.20%     13.44%     13.46%
               Class C Shares        12.45%     13.45%     13.46%
               Class I Shares        14.44%     14.30%     14.31%


The preceding data in the Portfolio Summary is dated as of June 30, 2004. Current holdings may not reflect holdings as of the date of this report. Past performance is not indicative of future results. The fund's returns and the $10,000 chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 11.2% OF NET ASSETS
               Collateralized Bond Obligation - 1.0%
   7,500,000   Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                      BBB         $     7,499,684   $     7,837,500

               Commercial Loans - 1.9%
               Asset Securitization 1996-D2 ACS2, 1.582%
               2/14/29 interest-only strips                                 AAA                 111,823           144,708
               Asset Securitization 1997-MD7 PS1, 0.25%
               1/13/30 interest-only strips                                 AAA                 623,390           582,127
               Atherton Franchisee 1998-A AX, 2.175% 5/15/18
               interest-only strips (a)                                     AAA               3,356,153         3,269,723
               Atherton Franchisee 1999-A AX, 1.256% 3/15/19
               interest-only strips (a)                                     A+                2,041,044         1,810,002
               Commercial Mortgage 1997-ML1, 0.755% 12/15/30
               interest-only strips                                         AAA               2,408,977         1,762,093
               DLJ Mortgage 1997-CF2 S, 0.40% 10/15/30 interest-only
               strips (a)                                                   AAA               2,577,873         2,364,980
               FFCA Secured Lending 1997-1, 0.636% 2/18/22
               interest-only strips (a)                                     AAA                 545,898            89,442
               Fannie Mae 1998-M4 N, 1.58% 2/25/35
               interest-only strips (c)                                     Non-rated         1,478,169           518,938
               Merrill Lynch Mortgage 1998-C1, 0.855%
               11/15/26 interest-only strips                                AAA               3,315,371         3,338,239
   3,176,000   RMF Commercial Mortgage 1997-1 E, Zero Coupon
               Bond 1/15/19 (a)                                             BBB-              2,648,473         2,153,773
                                                                                        ---------------   ---------------
                                                                                        $    19,107,171   $    16,034,025
                                                                                        ---------------   ---------------
               Franchise Loans - 5.1%
               FMAC Loan Trust 1997-A AX, 2.843% 4/15/19
               interest-only strips (a)                                     AA                3,311,827         3,342,905
   3,309,669   FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                 BBB               2,868,169         3,160,733
               FMAC Loan Trust 1997-C AX, 2.345% 12/15/19
               interest-only strips (a)                                     BBB               1,568,905         1,181,714
  15,000,000   FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)                BBB              11,219,363        12,750,000
               FMAC Loan Trust 1998-CA AX, 1.794% 9/15/18
               interest-only strips (a)                                     AAA               4,223,565         5,155,586

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
               Falcon Franchise Loan 1999-1, 2.26% 6/5/18
               interest-only strips (a)                                     AAA         $     1,370,511   $     1,189,924
               Falcon Franchise Loan 2000-1, 3.15% 6/5/20
               interest-only strips (a)                                     AAA               6,396,371         6,366,628
               Falcon Franchise Loan 2001-1, 3.17% 1/5/23
               interest-only strips (a)                                     AAA               1,336,918         1,356,773
               Franchise Loan Trust 1998-I AX, 1.82% 7/15/18
               interest-only strips (a)                                     AAA               5,727,877         7,261,876
                                                                                        ---------------   ---------------
                                                                                        $    38,023,506   $    41,766,139
                                                                                        ---------------   ---------------

               Home Equity Loans (Non-High Loan-To-Value) - 1.5%
   2,250,000   Ameriquest 2003-8 MV6, 4.87% 10/25/33                        BBB-              1,891,103         1,998,864
   3,000,000   Argent Securities 2004-W8 M10, 4.60% 5/25/34                 BBB-              2,347,267         2,344,230
   2,000,000   Conseco Finance 2002-C BF1, 8.00% 8/15/33                    BBB               1,902,426         2,017,200
   4,069,662   Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30            BBB-              3,428,820         3,400,080
   2,600,000   First Franklin 2003-FF5 N3, 10.00% 4/25/34 (a)               BBB-              2,600,000         2,600,000
                                                                                        ---------------   ---------------
                                                                                        $    12,169,616   $    12,360,374
                                                                                        ---------------   ---------------
               Manufactured Housing Loans - 1.7%
   6,471,000   BankAmerica Manufactured Housing 1998-1 B1,
               Zero Coupon Bond 8/10/25                                     BBB               2,686,261         2,750,175
  26,350,000   BankAmerica Manufactured Housing 1998-2 B1,
               Zero Coupon Bond 12/10/25                                    BBB               9,329,005        11,198,750
                                                                                        ---------------   ---------------
                                                                                        $    12,015,266   $    13,948,925
                                                                                        ---------------   ---------------
Total Asset Backed Securities - Investment Grade                                        $    88,815,243   $    91,946,963
                                                                                        ---------------   ---------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 57.9% OF NET ASSETS

               Certificate-Backed Obligations - 3.6%
   3,000,000   INCAPS Funding 2003-2A SIN, Zero Coupon Bond 1/15/34 (a)     Non-rated         2,837,767         2,835,000
   1,000,000   MMCAPS Funding, Zero Coupon Bond 8/1/31 (a)(d)               Non-rated         1,000,000           990,000
   2,000,000   MMCAPS Funding 2001-2I SUB, 3.50% 12/15/3                    Non-rated         1,981,635         1,900,000
   2,000,000   MMCAPS Funding 2002-2A SUB, 10.00% 5/1/32                    Non-rated         2,000,000         1,980,000
   1,000,000   MMCAPS Funding I, 13.00% 6/15/31 (a)                         Non-rated         1,000,000           990,000

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                  S & P
   Amount/                                                                   Rating                           Market
   Shares      Description                                                 (Unaudited)       Cost            Value (b)
   3,000,000   MMCAPS Funding, 10.00% 5/1/33                                Non-rated   $     2,912,831   $     2,910,000
   2,000,000   Preferred Term Securities I, 13.00% 12/11/32 (a)             Non-rated         2,000,000         1,980,000
   1,000,000   Preferred Term Securities II, 13.00% 5/22/33 (a)             Non-rated         1,000,000           990,000
   3,500,000   Preferred Term Securities IV, Zero Coupon Bond
               6/24/34 (d)                                                  Non-rated         3,500,000         3,500,000
   2,000,000   Preferred Term Securities III, Zero Coupon
               Bond 11/5/33                                                 Non-rated         1,899,666         1,898,000
   1,500,000   Preferred Term Securities VII, 12.00% 10/3/32 (a)            Non-rated         1,500,000         1,500,000
   2,000,000   Preferred Term Securities IX, 12.00% 4/3/33 (a)              Non-rated         2,000,000         2,000,000
   2,000,000   TPREF Funding I, Zero Coupon Bond 10/15/32 (a)(d)            Non-rated         2,000,000         1,980,000
   1,300,000   TPREF Funding II, 12.00% 11/15/32                            Non-rated         1,300,000         1,287,000
   3,000,000   TPREF Funding III, 11.00% 1/15/33 (a)                        Non-rated         3,000,000         2,940,000
                                                                                        ---------------   ---------------
                                                                                        $    29,931,899   $    29,680,000
                                                                                        ---------------   ---------------

               Collateralized Loan Obligation - 1.5%
   7,964,655   Crown 2002-1A E, 5.50% 1/22/13 (a)                           BB+               6,614,032         6,769,956
   3,000,000   US Capital Funding I, Zero Coupon Bond 5/1/34 (d)            Non-rated         3,000,000         3,000,000
   3,000,000   US Capital Funding II B-1,Zero Coupon Bond
               8/1/34 (a)(d)                                                Non-rated         3,000,000         3,000,000
                                                                                        ---------------   ---------------
                                                                                        $    12,614,032   $    12,769,956
                                                                                        ---------------   ---------------

               Commercial Loans - 15.8%
   8,000,000   Asset Securitization 1997-D4 B2, 7.525% 4/14/29              BB-               6,597,358         6,485,200
   2,878,166   Banc of America 2002-X1 O, 7.00% 10/11/33 (a)                BB+               2,403,402         2,411,846
   2,878,166   Banc of America 2002-X1 P, 7.00% 10/11/33 (a)                BB                1,784,770         1,791,486
   2,800,000   Chase Commerical Mortgage 2000-2 H, 6.65% 7/15/32 (a)        BB                2,489,218         2,425,276
   7,000,000   CS First Boston Mortgage 1997-C2 F, 7.46% 1/17/35            BB                6,228,015         6,149,290
  21,000,000   CS First Boston Mortgage 1998-C1 F, 6.00% 5/17/40 (a)        B+               12,984,435        13,011,600
     268,822   DR Securitized Lease 1994-K1 A1, Zero Coupon
               Bond 8/15/07                                                 D                   240,551            61,829
  10,000,000   DLJ Mortgage 2000-CPK1 B4, 6.527% 10/10/10 (a)               BB+               7,337,694         7,197,900

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
   9,500,000   First Union-Chase Mortgage 1999-C2 J, 5.95% 6/15/31          BB-         $     6,735,553   $     6,570,200
  18,000,000   GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29            B                12,665,583        11,837,592
   4,000,000   GMAC Commercial Mortgage 2000-C1 H, 7.00% 3/15/33 (a)        BB                3,589,925         3,554,960
   7,000,000   GS Mortgage 1998-C1 F, 6.00% 10/18/30 (a)                    BB-               5,616,651         6,124,440
  13,000,000   GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                    CCC               6,988,668         7,114,120
  15,000,000   GS Mortgage 1998-GLII F, 6.97% 4/13/31 (a)                   BB               12,080,106        13,433,400
   5,000,000   LB Commercial Mortgage 1998-C4 J, 5.60% 10/15/35 (a)         B+                2,600,395         2,702,185
  10,419,000   Merrill Lynch Mortgage 1997-C1 F, 7.12% 6/18/29              B                 8,252,271         8,280,709
   5,000,000   Merrill Lynch Mortgage 1998-C2 F, 6.25% 2/15/30 (a)          B                 3,484,189         3,440,250
  10,000,000   JP Morgan Commercial Mortgage 1999-C8 H, 6.00%
               7/15/31 (a)                                                  B-                7,002,320         6,873,000
   1,510,924   Morgan Stanley Capital I 1998-CF1 F, 7.35% 12/15/12 (a)      D                 1,259,760           770,571
   2,673,060   Morgan Stanley Capital I 2001-TOP3 H, 6.01% 7/15/33 (a)      BB                1,960,037         1,919,204
  10,200,000   Salomon Brothers Mortgage 2000-C3 H, 7.00% 12/18/33 (a)      BB+               8,493,112         8,481,912
  10,522,000   Salomon Brothers Mortgage 2000-C2 H, 6.308% 7/18/33 (a)      BB+               8,668,288         8,946,962
                                                                                        ---------------   ---------------
                                                                                        $   129,462,301   $   129,583,932
                                                                                        ---------------   ---------------

               Credit Cards - 1.3%
   6,876,129   First Consumers 2001-A A, 1.41% 9/15/08                      B                 6,369,322         6,497,942
   7,000,000   Nextcard Credit Card Master Trust 2000-1A C, 2.744%
               12/15/06 (a)                                                 CCC-              4,012,903         3,990,000
                                                                                        ---------------   ---------------
                                                                                        $    10,382,225   $    10,487,942
                                                                                        ---------------   ---------------

               Equipment Leases - 3.9%
   1,897,538   Lease Investment Flight Trust 1A D2, 8.00% 7/15/31           CC                1,447,806         1,150,762
  20,000,000   Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)         CCC+             11,017,179        10,550,000
   2,461,160   Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)         CCC+              1,327,638         1,363,409
  14,000,000   Pegasus Aviation Lease 1999-1A B1, 6.30% 3/25/29 (a)         B                 4,097,354         4,061,400

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
  11,700,000   Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)          B-          $     7,390,200   $     7,561,125
   5,443,522   Pegasus Aviation Lease 2001-1A B1, 2.84% 5/10/31 (a)         B-                2,588,425         2,449,585
   9,072,537   Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)         B-                5,181,114         4,808,444
                                                                                        ---------------   ---------------
                                                                                        $    33,049,716   $    31,944,725
                                                                                        ---------------   ---------------

               Franchise Loans - 8.3%
   7,000,000   Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)             B                 6,488,896         6,081,299
  22,000,000   Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)             B                12,596,445        12,032,680
               Enterprise Mortgage 1998-1, 1.349% 1/15/25
               interest-only strips (a)                                     B                 2,960,724         3,388,469
   9,869,600   Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25 (a)            CCC               3,174,942         2,994,141
  26,311,568   Enterprise Mortgage 2000-1 A1, 7.712% 1/15/27 (a)            B-               16,127,747        15,285,968
  33,000,000   Enterprise Mortgage 2000-1 A2, 8.21% 1/15/27 (a)             B-               17,993,487        17,456,010
   2,000,000   Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                 BB                1,574,821         1,585,020
   2,905,000   Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16 (a)             BB                1,944,656         2,021,880
   3,679,000   Falcon Franchise Loan 2000-1 F, 6.50% 11/5/17 (a)            B                 2,354,470         2,155,085
   2,809,000   Falcon Franchise Loan 2001-1 E, 6.50% 1/5/23                 BB                1,752,878         1,888,968
   5,617,000   Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                 B                 2,761,198         2,995,153
                                                                                        ---------------   ---------------
                                                                                        $    69,730,264   $    67,884,673
                                                                                        ---------------   ---------------

               Home Equity Loans (High Loan-To-Value) - 1.3%
   9,000,000   Conseco Finance 2000-D B2, 11.30% 4/15/26                    CCC               7,843,011         7,830,000
   2,623,680   Conseco Finance 2001-A IB2, 10.30% 3/15/32                   BB+               2,413,360         2,604,002
                                                                                        ---------------   ---------------
                                                                                        $    10,256,371   $    10,434,002
                                                                                        ---------------   ---------------

               Home Equity Loans (Non-High Loan-To-Value) - 4.9%
   5,000,000   Ace Securities 2003-OP1 B, 6.00% 12/25/33                    BB                3,624,621         3,625,000
   3,500,000   Ace Securities 2004-FM1 B1A, 4.59% 9/25/33                   BB                2,778,474         2,768,080

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
  11,000,000   Ace Securities 2004-OP1 B, 4.60% 4/25/34                     BB          $     8,983,772   $     8,970,390
   2,300,000   AQNIM Finance 2004-FRN1 B, 8.50% 6/25/34 (a)                 BB+               2,214,508         2,214,118
   1,750,000   Conseco Finance 2001-C B2, 5.803% 8/15/33                    BB+               1,451,366         1,616,073
   3,839,353   Conseco Finance 2002-A B2, 6.90% 4/15/32 (a)                 BB                3,625,977         3,340,237
   5,115,726   Delta Funding Home Equity 1997-3 B1F, 7.65%
               10/25/28                                                     BB-               4,210,087         4,043,981
   5,127,981   IMC Home Equity 1997-3 B,  7.87% 8/20/28                     CC                2,581,391         2,820,389
   7,272,613   IMC Home Equity 1997-5 B,  7.59% 11/20/28                    D                 4,339,913         4,581,746
   5,000,000   Long Beach Mortgage 2004-1 B, 4.59% 2/25/34 (a)              BB                4,057,325         4,082,095
   2,550,000   Sharp 2004-OP1N NB, 10.00% 4/25/34 (a)                       BB                2,267,856         2,267,485
                                                                                        ---------------   ---------------
                                                                                        $    40,135,290   $    40,329,594
                                                                                        ---------------   ---------------

               Home Improvement Loans - 0.2%
   2,196,923   Green Tree Home Loan 1996-D HEB2, Zero Coupon
               Bond 9/15/27 in default                                      D                 1,447,215         1,437,027

               Manufactured Housing Loans - 8.4%
   4,000,000   Conseco Finance 2001-1 M1, 7.535% 7/1/32                     CCC               1,370,514         1,400,000
   5,000,000   Conseco Finance 2002-2 B1, 9.25% 3/1/33                      CCC               4,731,073         3,077,250
   4,000,000   Deutsche Bank Financial 1997-I M, 7.275% 9/15/27             B-                3,034,926         3,023,760
  30,000,000   Green Tree Financial 1999-5 M1, 8.05% 3/1/30                 CCC               8,316,591         8,258,700
   9,151,798   Green Tree Financial 1994-4 B2, Zero Coupon Bond
               7/15/19                                                      CC                7,558,386         5,308,043
   6,969,223   Green Tree Financial 1994-7 B2, Zero Coupon Bond
               3/15/20                                                      CC                3,842,463         4,042,150
  10,025,000   Green Tree Financial 1997-3 M1, 7.53 % 3/15/28               B                 6,474,592         6,779,406
     125,000   Green Tree Financial 1997-4 B1, 7.23% 2/15/29                CCC-                120,430            40,000
  13,155,000   Green Tree Financial 1999-2 M1, 6.80% 12/1/30                B-                4,447,534         4,400,611
  25,000,000   Green Tree Financial 1999-3 M1, 6.96% 2/1/31                 B-                7,829,566         7,803,250

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
   5,321,000   Green Tree Financial 1997-8 M1, 7.02% 10/15/27               BB          $     3,464,543   $     3,485,255
  19,000,000   Madison Avenue Manufactured Housing 2002-A B2,
               4.37% 3/25/32                                                B+                6,715,241         6,840,000
   5,250,000   Merit 12-1 1M2, 7.35% 7/28/33                                CC                3,800,873         3,985,590
   6,000,000   Oakwood Mortgage 2001-C A4, 7.405% 12/15/30                  BB+               4,203,161         4,263,000
  12,863,000   Oakwood Mortgage 1996-C B1, 7.96% 4/15/27                    BB-              10,002,061         5,916,980
   1,279,064   Oakwood Mortgage 1996-C B2, 16.75% 4/15/27                   C                   926,986            63,953
   3,389,473   Oakwood Mortgage 1999-A B1, 8.53% 4/15/29                    CC                2,568,352           101,684
                                                                                        ---------------   ---------------
                                                                                        $    79,407,292   $    68,789,632
                                                                                        ---------------   ---------------

               Recreational Equipment - 8.7%
   2,234,450   Green Tree Recreational Equipment 1996-B, 7.70%
               7/5/18                                                       CCC-              1,937,006         1,932,800
   2,778,957   Green Tree Recreational Equipment 1996-C CTFS,
               7.65% 10/15/17                                               CCC-              2,485,052         2,556,641
  24,294,206   FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)               DDD              17,091,270        17,491,828
   7,923,393   FMAC Loan Trust 1996-B A2, 2.10% 11/15/18 (a)                DDD               4,909,616         4,833,270
               FMAC Loan Trust 1996-B AX, 3.00% 11/15/18
               interest-only strips (a)                                     DDD               2,586,988         2,838,804
  14,118,499   FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                  B                11,247,355        12,424,279
               FMAC Loan Trust 1997-B AX, 3.00% 9/15/19
               interest-only strips (a)                                     B                 4,100,351         3,919,014
   1,000,000   FMAC Loan Trust 1997-B, Zero Coupon Bond 9/15/19 (a)         CC                  745,111            40,000
               FMAC Loan Trust 1998-A AX, 2.136% 9/15/20
               interest-only strips (a)                                     BB                1,079,690         1,374,439
   6,859,083   FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                 BB                4,986,306         5,110,017
  12,953,720   FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)               B                 9,204,712         9,456,215

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
               FMAC Loan Trust 1998-BA AX, 2.257% 11/15/20
               interest-only strips (a)                                     B           $     6,100,465   $     6,298,198
   6,200,000   FMAC Loan Trust 1998-CA A3, 6.99% 6/15/12 (a)                BB                3,473,713         3,364,492
                                                                                        ---------------   ---------------
                                                                                        $    69,947,635   $    71,639,997
                                                                                        ---------------   ---------------
Total Asset Backed Securities - Non-Investment Grade                                    $   486,364,240   $   474,981,480
                                                                                        ---------------   ---------------

CORPORATE BONDS - INVESTMENT GRADE - 0.3% OF NET ASSETS

               Telecommunications - 0.3%
   3,165,000   Tele Norte Leste, 8.00% 12/18/13 (a)(e)                      BBB-              2,822,626         2,808,937

CORPORATE BONDS - NON-INVESTMENT GRADE - 12.8% OF NET ASSETS

               Basic Materials - 1.0%
   3,000,000   Foamex L.P., 9.875% Bond 6/15/07                             CCC+              2,516,006         2,547,990
   1,000,000   Foamex, 10.75% Bond 4/1/09                                   B-                  955,445           960,260
   5,000,000   Resolution Performance, 13.50% Bond 11/15/10                 CCC+              4,364,528         4,400,000
                                                                                        ---------------   ---------------
                                                                                        $     7,835,979   $     7,908,250
                                                                                        ---------------   ---------------

               Electronics - 0.2%
   2,000,000   Applied Extrusion Technology, 10.75% Bond 7/1/11             D                 1,647,716         1,420,000

               Energy - 3.0%
   4,750,000   Calpine, 10.50% Bond 5/15/06                                 CCC+              4,644,881         4,193,063
   3,000,000   Calpine, 8.25% Bond 8/15/05                                  CCC+              2,927,996         2,820,000
   4,911,000   Crown Central Petroleum, 10.875% Bond 2/1/05                 Non-rated         3,997,560         3,560,475
   8,000,000   Mission Resource, 9.875% Bond 4/1/11 (a)                     CCC               8,023,300         8,200,000
   6,000,000   United Refining, 10.75% Bond 6/15/07                         B-                5,773,942         5,925,000
                                                                                        ---------------   ---------------
                                                                                        $    25,367,679   $    24,698,538
                                                                                        ---------------   ---------------

               Finance - 0.5%
   2,000,000   Cerro Negro Finance, 7.90% Bond 12/1/20 (a)(e)               B+                1,573,228         1,790,000
   2,500,000   Petrozuata Finance, 8.22% Bond 4/1/17 (a)(e)                 B                 2,168,705         2,350,000
                                                                                        ---------------   ---------------
                                                                                        $     3,741,933   $     4,140,000
                                                                                        ---------------   ---------------

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
               Food & Agriculture - 0.1%
   3,500,000   New World Pasta, Zero Coupon Bond 2/15/09 in
               default                                                    Non-rated      $       766,201   $       420,000

               Foreign Governments - 0.4%
   4,000,000   Brazil-Global, 10.125% Bond 5/15/27 (e)                    B+                   3,360,373         3,387,640

               Health Care - 0.6%
   5,000,000   Team Health, 9.00% Bond 4/1/12 (a)                         B-                   4,889,168         4,712,500

               Manufacturing - 3.6%
   5,000,000   Knowles Electronics, 13.125% Bond 10/15/09                 CCC                  5,250,000         5,200,000
   4,000,000   Lyondell Chemical, 10.875% Bond 5/1/09                     B-                   3,609,522         4,180,000
   3,500,000   Milacron Escrow, 11.50% Bond 5/15/11 (a)                   CCC+                 3,506,239         3,526,250
   7,000,000   Titan Wheel International, 8.75% Bond 4/1/07               CCC                  6,511,721         6,720,000
   5,000,000   US Can, 12.375% Bond 10/1/10                               CCC+                 4,327,499         4,600,000
   6,000,000   VITRO SA, 11.75% Bond 11/1/13 (a)                          B-                   5,913,482         5,505,000
                                                                                         ---------------   ---------------
                                                                                         $    29,118,463   $    29,731,250
                                                                                         ---------------   ---------------

               Recreational - 0.2%
   1,800,000   Bally Total Fitness, 9.875% Bond 10/15/07                  B-                   1,339,832         1,494,000

               Retail - 0.5%
   5,000,000   Salton, 10.75% Bond 12/15/05                               CCC-                 3,686,903         4,036,550

               Telecommunications - 2.0%
   3,000,000   Barak I.T.C., 12.50% Bond 11/15/07 (e)                     Non-rated            2,099,047         2,081,250
   6,000,000   Charter, 10.00% Bond 5/15/11                               CCC-                 5,077,144         4,755,000
   3,500,000   Level 3 Communications, 10.50% Zero Coupon
               Bond 12/1/08                                               CC                   3,470,920         2,773,750
   4,000,000   Rural Cellular, 9.75% Bond 1/15/10                         CCC                  3,622,994         3,500,560
   3,000,000   Time Warner, 10.125% Bond 2/1/11                           CCC+                 2,801,800         2,587,500
   1,000,000   Time Warner Telecom, 9.75% Bond 7/15/08                    CCC+                   945,026           935,000
                                                                                         ---------------   ---------------
                                                                                         $    18,016,931   $    16,633,060
                                                                                         ---------------   ---------------

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
               Transportation - 0.7%
     677,975   Continental Airlines, 8.56% Bond 7/2/14                     B+           $       558,868   $       523,491
   1,000,000   Evergreen International Aviation, 12.00% Bond
               5/15/10 (a)                                                 Non-rated            706,328           640,000
   5,000,000   Greyhound Lines, 11.50% Bond 4/15/07                        CC                 4,816,610         4,787,500
                                                                                        ---------------   ---------------
                                                                                        $     6,081,806   $     5,950,991
                                                                                        ---------------   ---------------
Total Corporate Bonds - Non-Investment Grade                                            $   105,852,984   $   104,532,779
                                                                                        ---------------   ---------------

MORTGAGE BACKED SECURITIES - 7.8% OF NET ASSETS

               Collateralized Mortgage Obligation - 7.8%
   7,185,000   CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30 (a)      B                  4,801,063         4,729,814
     384,190   First Nationwide Trust 2001-4 DB4, 6.50% 9/25/31            BB                   284,643           107,573
     200,276   First Nationwide Trust 2001-4 DB5, 4.20% 9/25/31            B                    114,915            10,014
   4,231,000   Falcon Franchise 2003-1 E, 6.00% 1/5/25 (a)                 B-                 2,899,948         2,735,849
   6,348,000   Falcon Franchise 2003-1 F, 6.00% 1/5/25 (a)                 CCC-               3,443,666         3,524,790
               Falcon Franchise 2003-1, 3.252% 1/5/25
               interest-only strips (a)                                    AAA                3,932,986         4,005,863
   7,800,000   First Franklin 2004-FFH2 B2, 4.83% 6/25/34 (a)              BB                 6,279,278         6,279,000
               Freddie Mac 2521 IC, 5.50% 11/15/21 interest-only
               strips (c)                                                  Non-rated          1,104,175            58,874
   4,500,000   GE Capital Commercial Mortgage 2000-1 G, 6.131%
               1/15/33 (a)                                                 BB+                3,920,613         3,797,176
               GNMA 2001-44, 1.00% 7/16/41 interest-only strips (c)        Non-rated          3,519,267         2,960,683
               Harborview Mortgage 2003-2 1X, 2.115% 10/19/33
               interest-only strips                                        AAA                3,018,768         3,155,101
               Harborview Mortgage 2004-1 X, 3.033% 4/25/34
               interest-only strips                                        AAA                3,679,474         3,762,071
   3,000,000   Inner Harbor 2001-1A B2, 11.19% 6/15/13 (a)                 BB                 3,014,423         3,022,500
   8,000,000   Long Beach 2004-2 B, 4.80% 6/25/34 (a)                      BB+                6,405,279         6,396,800
               Mellon Residential 2002-TBC2 X, 1.101% 8/15/32
               interest-only strips                                        AAA                6,124,785         7,956,837
      95,988   PNC Mortgage 1999-1 2B5, 6.25% 2/25/14                      B                     70,168            93,917

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
   3,012,144   Structured Asset 2003-S A, 7.50% 12/28/33 (a)               BBB          $     2,982,545   $     2,982,023
   8,654,078   Structured Asset 1999-1 Note, 10.00% 8/25/28 (a)            BB                 8,013,089         8,005,022
                                                                                        ---------------   ---------------
Total Mortgage Backed Securities                                                        $    63,609,085   $    63,583,907
                                                                                        ---------------   ---------------

COMMON STOCKS - 6.7% OF NET ASSETS
      61,000   AMB Property Corporation                                                       1,817,200         2,112,430
     189,500   American Capital Strategies, Ltd.                                              4,917,284         5,309,790
      70,000   Andrx Corporation (d)                                                          1,277,414         1,955,100
     114,600   Anthracite Capital, Inc.                                                       1,229,336         1,372,908
         200   AutoZone, Inc. (d)(f)                                                             17,270            16,020
      26,950   Bank of America Corporation                                                    2,075,637         2,280,509
      38,000   Baxter International Inc.                                                        908,960         1,311,380
      33,900   The Black & Decker Corporation                                                 1,594,250         2,106,207
     176,000   Christopher & Banks Corporation                                                3,185,320         3,116,960
     462,100   Cincinnati Bell Inc. (d)                                                       2,301,293         2,051,724
      31,000   CVS Corporation                                                                  723,151         1,302,620
     285,550   General Cable Corporation                                                      2,228,446         2,441,453
      30,000   General Motors Corporation                                                     1,429,485         1,397,700
      36,500   Harley-Davidson, Inc.                                                          1,674,627         2,260,810
      43,500   The Home Depot, Inc.                                                           1,542,614         1,531,200
      51,550   Kerr-McGee Corporation                                                         2,429,538         2,771,844
     271,300   KFx Inc. (d)                                                                   1,946,341         2,067,306
     103,700   King Pharmaceuticals, Inc. (d)                                                 1,531,225         1,187,365
      28,000   L-3 Communications Holdings, Inc.                                              1,282,443         1,870,400
      99,000   Limited Brands, Inc.                                                           1,656,372         1,851,300
      55,500   Maytag Corporation                                                             1,300,034         1,360,305
     104,500   MCG Capital Corporation                                                        1,740,376         1,607,210
      68,000   Microsoft Corporation                                                          1,753,856         1,942,080
      49,000   SanDisk Corporation (d)                                                        1,067,416         1,062,810
     357,300   Sanmina-SCI Corporation                                                        4,013,299         3,251,430
      83,400   Technology Investment Capital Corporation (d)                                  1,254,300         1,126,817
      20,000   Wells Fargo & Company                                                            960,450         1,144,600
      34,900   XL Capital Ltd.                                                                2,650,123         2,633,554
                                                                                        ---------------   ---------------
Total Common Stocks                                                                     $    50,508,060   $    54,443,832
                                                                                        ---------------   ---------------

PREFERRED STOCKS - 0.2% OF NET ASSETS
       1,000   Compass Loan Holdings (a)                                                        862,916         1,049,621
       1,000   Seneca LTD (a)                                                                   992,500           900,000
                                                                                        ---------------   ---------------
Total Preferred Stocks                                                                  $     1,855,416   $     1,949,621
                                                                                        ---------------   ---------------

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                             Schedule of Investments
                                  June 30, 2004

  Principal                                                                 S & P
   Amount/                                                                  Rating                            Market
   Shares      Description                                               (Unaudited)         Cost            Value (b)
EURODOLLAR TIME DEPOSITS - 0.4% OF NET ASSETS
               State Street Bank & Trust Company
               Eurodollar time deposits dated June 30,
               2004, 0.15%, maturing at $3,615,015 on July
               1, 2004.                                                                 $     3,615,000   $     3,615,000
                                                                                        ---------------   ---------------
Total Investments - 97.3%                                                               $   803,442,654   $   797,862,519
                                                                                        ---------------   ---------------
Other Assets and Liabilities, net - 2.7%                                                                       21,911,944
                                                                                                          ===============
Net Assets                                                                                                $   819,774,463
                                                                                                          ===============

Call Options Written June 30, 2004

   Number
     of                                                                                                       Market
 Contracts     Common Stocks/Expiration Date/Exercise Price                                                  Value (b)

     2         Autozone, Inc./July/90                                                                                  10
                                                                                                          ---------------
Total Call Options Written (Premiums Received $291)                                                       $            10
                                                                                                          ---------------

(a) These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

(c) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

(d)  These securities are non-income producing.

(e) These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

(f) A portion or all of the security is pledged as collateral for call options written.

                         MORGAN KEEGAN SELECT FUND, INC.
                      Statements of Assets and Liabilities
                                  June 30, 2004

                                                                                Intermediate         High Income
ASSETS                                                                            Bond Fund             Fund
  Investments, in securities as detailed in the accompanying
   schedules at market (cost $251,702,467 and $803,442,654, respectively)      $   248,168,571     $   797,862,519
  Cash on deposit with custodian                                                        12,185               9,005
  Dividends and interest receivable                                                  2,942,676          10,504,044
  Receivable for fund shares sold                                                      723,683          17,014,071
  Receivable for securities sold                                                             -           4,800,116
  Other assets                                                                           9,946              29,972
                                                                               ---------------     ---------------
    TOTAL ASSETS                                                                   251,857,061         830,219,727

LIABILITIES
  Call options written, at market (premiums received $291)                                   -                  10
  Accrued expenses                                                                      65,243             114,095
  Due to affiliates                                                                    153,919             698,190
  Payable for fund shares redeemed                                                     351,887             226,119
  Payable for securities purchased                                                           -           5,659,681
  Distributions payable                                                                802,112           3,744,769
  Deferred interest income                                                                   -               2,400
                                                                               ---------------     ---------------
    TOTAL LIABILITIES                                                                1,373,161          10,445,264
                                                                               ---------------     ---------------
  NET ASSETS                                                                   $   250,483,900     $   819,774,463
                                                                               ===============     ===============
NET ASSETS Consist of

  Net unrealized appreciation (depreciation) of investments                         (3,533,896)         (5,579,854)
  Paid-in capital                                                                  255,909,564         815,762,584
  Distributions in excess of net investment income                                    (406,019)           (112,248)
  Accumulated net realized gain (loss) on investments                               (1,485,749)          9,703,981
                                                                               ---------------     ---------------
    NET ASSETS                                                                 $   250,483,900     $   819,774,463
                                                                               ===============     ===============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
  Class A shares
    Net assets                                                                 $    98,193,773     $   391,100,362
    Shares outstanding                                                               9,785,758          37,126,332
    Net asset value per share                                                  $         10.03     $         10.53
    Offering price per share                                                   $         10.24(a)  $         10.80(b)
  Class C shares
    Net assets                                                                 $   107,800,723     $   219,313,154
    Shares outstanding                                                              10,749,293          20,814,786
    Net asset value per share                                                  $         10.03     $         10.54
    Offering price per share                                                   $         10.03     $         10.54
  Class I shares
    Net assets                                                                 $    44,489,404     $   209,360,947
    Shares outstanding                                                               4,431,702          19,870,221
    Net asset value per share                                                  $         10.04     $         10.54
    Offering price per share                                                   $         10.04     $         10.54

(a) Computation of offering price per share: 100/98 of net asset value.
(b) Computation of offering price per share: 100/97.5 of net asset value.

See accompanying Notes to Financial Statements.

                         MORGAN KEEGAN SELECT FUND, INC.
                            Statements of Operations
                        For the year ended June 30, 2004

                                                                                 Intermediate      High Income
Investment Income                                                                 Bond Fund           Fund
  Interest                                                                     $    18,133,059   $    74,722,667
  Dividends                                                                             49,375         2,121,841
                                                                               ---------------   ---------------
Total Investment Income                                                             18,182,434        76,844,508

Expenses

  Management fee                                                                       898,012         5,067,064
  Distribution fee
    Class A                                                                            224,676           831,021
    Class C                                                                            578,459         1,473,238
  Legal fees                                                                            43,483           115,629
  Audit fees                                                                            24,555            53,929
  Accounting and transfer agent fees                                                   207,938           387,889
  Custodian fees                                                                        22,332            25,233
  Registration fees                                                                     20,800            50,675
  Directors fees                                                                        12,125            12,125
  Other                                                                                 33,108            89,404
                                                                               ---------------   ---------------
Total Expenses                                                                       2,065,488         8,106,207
                                                                               ---------------   ---------------
NET INVESTMENT INCOME                                                               16,116,946        68,738,301
                                                                               ---------------   ---------------
Realized and Unrealized Gains (Losses) on Investments
  Change in unrealized appreciation (depreciation)                                  (6,097,261)       (6,364,839)
  Net realized gain on securities                                                      429,608        26,357,053
                                                                               ---------------   ---------------
Increase in net assets resulting from operations                               $    10,449,293   $    88,730,515
                                                                               ===============   ===============

See accompanying Notes to Financial Statements.

                         MORGAN KEEGAN SELECT FUND, INC.
                       Statements of Changes in Net Assets
                   For the years ended June 30, 2004 and 2003

                                                                                    Intermediate Bond Fund
                                                                                    2004              2003
                                                                               ---------------   ---------------
Increase (decrease) in net assets from operations

  Net investment income                                                        $    16,116,946   $    11,895,018
  Unrealized appreciation (depreciation), net                                       (6,097,261)        3,260,829
  Net realized gain (loss) from investment transactions                                429,608          (420,354)
                                                                               ---------------   ---------------
  Increase in net assets resulting from operations                                  10,449,293        14,735,493
  Distributions to shareholders from net investment income
    Class A                                                                         (7,106,979)       (5,481,931)
    Class C                                                                         (7,297,721)       (4,025,939)
    Class I                                                                         (3,131,372)       (2,217,549)
  Distributions to shareholders from net realized gain on investments
    Class A                                                                           (161,877)                -
    Class C                                                                           (169,156)                -
    Class I                                                                            (64,130)                -
                                                                               ---------------   ---------------
  Total distribution to shareholders                                               (17,931,235)      (11,725,419)

Capital share transactions
  Proceeds from shares sold
    Class A                                                                         54,430,779        49,060,731
    Class C                                                                         47,857,735        66,447,669
    Class I                                                                         27,053,018        23,649,546
  Proceeds from sales of shares as a result of reinvested dividends
    Class A                                                                          3,836,224         3,115,256
    Class C                                                                          4,174,388         1,849,646
    Class I                                                                          1,487,716         1,098,606
  Less shares redeemed
    Class A                                                                        (39,905,297)      (25,357,083)
    Class C                                                                        (25,564,124)      (16,503,377)
    Class I                                                                        (16,091,942)      (12,256,723)
                                                                               ---------------   ---------------
  Increase in Net Assets from share transactions                                    57,278,497        91,104,271
                                                                               ---------------   ---------------
Total Increase in Net Assets                                                        49,796,555        94,114,345

NET ASSETS
  Beginning of period                                                              200,687,345       106,573,000
                                                                               ---------------   ---------------
  End of period                                                                $   250,483,900   $   200,687,345
                                                                               ===============   ===============

See accompanying Notes to Financial Statements.

                         MORGAN KEEGAN SELECT FUND, INC.
                       Statements of Changes in Net Assets
                   For the years ended June 30, 2004 and 2003

                                                                                       High Income Fund
                                                                                    2004              2003
                                                                               ---------------   ---------------
Increase (decrease) in net assets from operations

  Net investment income                                                        $    68,738,301   $    51,407,086
  Unrealized appreciation (depreciation), net                                       (6,364,839)        1,220,458
  Net realized gain (loss) from investment transactions                             26,357,053         2,428,215
                                                                               ---------------   ---------------
  Increase in net assets resulting from operations                                  88,730,515        55,055,759
  Distributions to shareholders from net investment income
    Class A                                                                        (35,035,630)      (25,270,836)
    Class C                                                                        (19,703,083)      (13,933,499)
    Class I                                                                        (15,928,046)       (9,435,029)
  Distributions to shareholders from net realized gain on investments
    Class A                                                                         (9,219,684)         (729,197)
    Class C                                                                         (5,503,092)         (444,085)
    Class I                                                                         (4,135,446)         (273,958)
                                                                               ---------------   ---------------
  Total distribution to shareholders                                               (89,524,981)      (50,086,604)

Capital share transactions
  Proceeds from shares sold
    Class A                                                                        140,904,864       191,541,303
    Class C                                                                         56,607,853       104,784,411
    Class I                                                                        121,592,684        72,299,339
  Proceeds from sales of shares as a result of reinvested dividends
    Class A                                                                         22,847,019        10,397,577
    Class C                                                                         14,098,465         6,829,363
    Class I                                                                         12,681,464         4,865,965
  Less shares redeemed
    Class A                                                                        (71,051,576)      (40,842,834)
    Class C                                                                        (24,478,800)      (14,698,798)
    Class I                                                                        (35,433,855)      (18,566,134)
                                                                               ---------------   ---------------
  Increase in Net Assets from share transactions                                   237,768,118       316,610,192
                                                                               ---------------   ---------------
Total Increase in Net Assets                                                       236,973,652       321,579,347

NET ASSETS
  Beginning of period                                                              582,800,811       261,221,464
                                                                               ---------------   ---------------
  End of period                                                                $   819,774,463   $   582,800,811
                                                                               ===============   ===============

See accompanying Notes to Financial Statements.

                         MORGAN KEEGAN SELECT FUND, INC.
                          Notes to Financial Statements
                                  June 30, 2004

NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Morgan Keegan Select Fund, Inc., an open-end management investment company, offers the following fund choices: Morgan Keegan Select Intermediate Bond Fund, and Regions Morgan Keegan Select High Income Fund (the "funds"). The investment objectives and principal investment strategies of the funds are as follows:

     . The Regions Morgan Keegan Select Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests at least 80% of its assets in debt securities. The fund invests primarily in investment grade, intermediate term maturity bonds with effective maturities between 1 and 10 years that Morgan Asset Management, Inc. ("Adviser") believes offer attractive yield and capital appreciation potential.

     . The Regions Morgan Keegan Select High Income Fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment grade bonds that the Adviser believes offer attractive yield and capital appreciation potential.

Capitalization for each fund was provided by Morgan Asset Management as follows:

                                         Intermediate          High Income
Organization date                        Jan.13, 1999         Jan.13, 1999
Initial capitalization date              Mar.22, 1999         Mar.22, 1999
Amount of initial capitalization         $     50,000         $     50,000
Shares issued at capitalization                 5,000                5,000
Shares authorized                         300,000,000          900,000,000
Public offering date                     Mar.22, 1999         Mar.22, 1999

Security Valuation
Investments in securities which trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The funds normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate

                         MORGAN KEEGAN SELECT FUND, INC.
                          Notes to Financial Statements
                                  June 30, 2004

market. Investments in open-end registered investment companies are valued at net asset value. When the funds believe that a market quote does not reflect a security's true value, the funds may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Option Writing
When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended June 30, 2004 were as follows:

                                               High Income Fund
                                          Number of         Premiums
                                          Contracts         Received
                                         ------------     ------------
Options outstanding at June 30, 2003              295     $     20,129
Options written                                 9,395          476,847
Options expired                                (5,273)        (206,059)
Options exercised                              (4,415)        (290,626)
Options outstanding at June 30, 2004                2     $        291

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage- and asset-backed securities are accounted for as interest income.

Other Policies
The funds record security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest

                         MORGAN KEEGAN SELECT FUND, INC.
                          Notes to Financial Statements
                                  June 30, 2004

is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method.

Repurchase Agreements
The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities during the period while the funds seeks to assert its rights. The fund's investment adviser reviews the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

Note 2: Multiple Class Structure and Plan of Distribution

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each fund. Each fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares of each fund have distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each class bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general fund expenses, based on the relative net assets of each fund or class and allocated based upon the outstanding shares of each class. Realized and unrealized gains and losses are allocated based upon the outstanding shares of each class. Income distributions are declared by each class on a daily basis and paid monthly.

                         MORGAN KEEGAN SELECT FUND, INC.
                          Notes to Financial Statements
                                  June 30, 2004

Note 3: Payment to Related Parties

Morgan Asset Management, Inc. is the investment adviser for each fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the funds' shares under a plan of distribution pursuant to Rule 12b-1. Morgan Keegan also provides accounting services for each fund. Investment advisory and management fees, 12b-1 distribution fees, and accounting services are based on a percentage of each funds' average daily net assets. The following chart represents sales charges and fees:

Intermediate Bond Fund             Class A       Class C       Class I
                                   -------       -------       -------
  Initial sales charge               2.00%         0.00%         0.00%
  Deferred sales charge              0.00%         1.00%         0.00%
  Investment advisory fee            0.40%         0.40%         0.40%
  Accounting fee                     0.03%         0.03%         0.03%
  12b-1 fees                         0.25%         0.60%         0.00%

High Income Fund                   Class A       Class C       Class I
                                   -------       -------       -------
  Initial sales charge               2.50%         0.00%         0.00%
  Deferred sales charge              0.00%         1.00%         0.00%
  Investment advisory fee            0.75%         0.75%         0.75%
  Accounting fee                     0.03%         0.03%         0.03%
  12b-1 fees                         0.25%         0.75%         0.00%

Morgan Keegan and Company, Inc. provides transfer agent services for each fund. The Adviser has agreed to continue to waive its fee and to reimburse each of the following funds through June 30, 2005 to the extent its annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific percentage of net assets as follows:

                                  Class A       Class C       Class I
                                  -------       -------       -------
  Intermediate Bond Fund             0.90%         1.25%         0.65%
  High Income Fund                   1.25%         1.75%         1.00%

For the year ended June 30, 2004, Morgan Keegan and Company, Inc. received initial sales charges related to Class A shares and deferred sales charges related to Class A and Class C shares as follows:

                                  Class A       Class A       Class C
                                 ---------     ---------     ---------
                                   Sales          CDSC          CDSC
                                 ---------     ---------     ---------
  Intermediate Bond Fund           309,035        43,925        44,396
  High Income Fund               1,110,571        83,934        37,255

                         MORGAN KEEGAN SELECT FUND, INC.
                          Notes to Financial Statements
                                  June 30, 2004

For the year ended June 30, 2004, Morgan Keegan and Company, Inc. earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of securities.

Directors of Morgan Keegan Select Fund, Inc. (the "company") who are "interested persons" as defined in the 1940 Act receive no salary or fees from the company. Independent Directors receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board one attends. Each chairperson of the Independent Directors Committee and Audit Committee receives annual compensation of $500. No Director is entitled to receive pension or retirement benefits from the company.

The table below sets forth the compensation paid to the Directors by the company during the fiscal year ended June 30, 2004.

                                           Aggregate Compensation From the
                                         Company During the Fiscal Year Ended
Name                                                June 30, 2004
Independent Directors
William Jefferies Mann                                $ 8,500
James Stillman R. McFadden                            $ 8,000
W. Randall Pittman                                    $ 8,000
Mary S. Stone                                         $ 8,000
Archie W. Willis III                                  $ 8,000
James D. Witherington, Jr.*                           $ 8,000

Directors Who Are "Interested Persons"
J. Kenneth Alderman                                      None
Allen B. Morgan, Jr                                      None

* Effective July 1, 2004, James D. Witherington, Jr. resigned from the Board of Directors.

Note 4: Investment Securities

Information related to investment securities (excluding short-term investments) by portfolio is as follows:

                                    Intermediate         High Income
                                     Bond Fund              Fund
Cost of purchases                  $  175,390,998       $  706,042,980
Proceeds from sales                    99,747,632          516,043,376

                         MORGAN KEEGAN SELECT FUND, INC.
                          Notes to Financial Statements
                                  June 30, 2004

Note 5: Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

The classification of distributions for tax purposes for the year ended June 30, 2004 were as follows:

                                    Intermediate           High Income
                                      Bond Fund               Fund
Ordinary income                    $   17,931,235         $   89,079,372
Long-term capital gains                         -                445,609
                                   --------------         --------------
                                   $   17,931,235         $   89,524,981
                                   ==============         ==============

At June 30, 2004, the tax basis components of net assets were as follows:

                                    Intermediate           High Income
                                      Bond Fund               Fund
Unrealized appreciation            $    7,674,884         $   25,247,150
Unrealized depreciation               (11,208,780)           (31,419,447)
                                   --------------         --------------
Net unrealized depreciation            (3,533,896)            (6,172,297)
Undistributed ordinary income             396,093             12,613,874
Undistributed long-term
 capital gains                                  -              1,315,071
Capital loss carryforwards             (1,485,749)                     -
                                   --------------         --------------
Distributable earnings                 (4,623,552)             7,756,648
Paid-in capital                       255,107,452            812,017,815
                                   --------------         --------------
Net Assets                         $  250,483,900         $  819,774,463
                                   ==============         ==============

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended June 30, 2004, all realized losses of the funds reflected in the accompanying financial statements will be recognized for federal income tax purposes this year.

As of June 30, 2004, the Intermediate Bond Fund had $496,232 and $989,517 of capital loss carryforwards that expire in 2011 and 2012, respectively.

                         MORGAN KEEGAN SELECT FUND, INC.
                          Notes to Financial Statements
                                  June 30, 2004

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended June 30, 2004, the funds recorded the following permanent reclassifications, which relate primarily to distribution reclassifications, paydown gains and losses, and REIT returns of capital. Results of operations and net assets were not affected by these reclassifications.

                                              Intermediate      High Income
                                                Bond Fund          Fund
Undistributed net investment income           $  1,023,963      $  1,788,976
Undistributed net realized gains (losses)     $ (1,023,963)     $ (1,788,976)

At June 30, 2004, the cost of investments for federal income tax purposes were $251,702,467 and $804,034,806 for the Intermediate Bond Fund and High Income Fund, respectively.

                      [This Page Intentionally Left Blank]

                         MORGAN KEEGAN SELECT FUND, INC.
                              Financial Highlights
                                  June 30, 2004

                                      Net Asset                  Net Gains        Total       Dividends
                                        Value        Net       on Securities      From        from Net
                                      Beginning   Investment    Realized and    Investment   Investment
                                      of Period     Income       Unrealized     Operations     Income
Intermediate Bond Fund

Year ended June 30, 2004
  Class A                            $    10.39   $     0.74   $       (0.28)   $     0.46   $    (0.80)
  Class C                                 10.38         0.71           (0.27)         0.44        (0.77)
  Class I                                 10.39         0.77           (0.27)         0.50        (0.83)
Year ended June 30, 2003
  Class A                                 10.17         0.76            0.21          0.97        (0.75)
  Class C                                 10.17         0.73            0.20          0.93        (0.72)
  Class I                                 10.17         0.79            0.21          1.00        (0.78)
Year ended June 30, 2002
  Class A                                 10.21         0.96              --          0.96        (0.94)
  Class C                                 10.21         0.93              --          0.93        (0.91)
  Class I                                 10.21         0.99              --          0.99        (0.97)
Year ended June 30, 2001
  Class A                                  9.74         0.78            0.47          1.25        (0.78)
  Class C                                  9.74         0.74            0.47          1.21        (0.74)
  Class I                                  9.74         0.80            0.47          1.27        (0.80)
Year ended June 30, 2000
  Class A                                  9.85         0.68           (0.11)         0.57        (0.68)
  Class C                                  9.85         0.67           (0.11)         0.56        (0.67)
  Class I                                  9.85         0.72           (0.11)         0.61        (0.72)

High Income Fund

Year ended June 30, 2004
  Class A                                 10.55         1.09            0.30          1.39        (1.11)
  Class C                                 10.55         1.04            0.31          1.35        (1.06)
  Class I                                 10.55         1.11            0.31          1.42        (1.13)
Year ended June 30, 2003
  Class A                                 10.47         1.21            0.04          1.25        (1.14)
  Class C                                 10.47         1.16            0.04          1.20        (1.09)
  Class I                                 10.47         1.24            0.04          1.28        (1.17)
Year ended June 30, 2002
  Class A                                 10.56         1.42           (0.07)         1.35        (1.33)
  Class C                                 10.56         1.37           (0.07)         1.30        (1.28)
  Class I                                 10.56         1.45           (0.07)         1.38        (1.36)
Year ended June 30, 2001
  Class A                                  9.98         1.30            0.58          1.88        (1.30)
  Class C                                  9.98         1.25            0.58          1.83        (1.25)
  Class I                                  9.98         1.32            0.58          1.90        (1.32)
Year ended June 30, 2000
  Class A                                 10.17         1.29           (0.19)         1.10        (1.29)
  Class C                                 10.18         1.12           (0.20)         0.92        (1.12)
  Class I                                 10.18         1.31           (0.20)         1.11        (1.31)

See footnotes on page 44.

                         MORGAN KEEGAN SELECT FUND, INC.
                              Financial Highlights
                                  June 30, 2004

                                                                            Net Asset                             Ratio of
                               Distributions                                  Value                Net Assets     Expenses
                               from Capital     Return of        Total       End of       Total      End of       to Average
                                  Gains          Capital     Distributions   Period       Return     Period       Net Assets
Intermediate Bond Fund

Year ended June 30, 2004
  Class A                      $     (0.02)        --        $     (0.82)  $    10.03      4.68%  $  98,193,773     0.81%
  Class C                            (0.02)        --              (0.79)       10.03      4.42%    107,800,723     1.16%
  Class I                            (0.02)        --              (0.85)       10.04      5.04%     44,489,404     0.56%
Year ended June 30, 2003
  Class A                               --         --              (0.75)       10.39      9.99%     82,786,047     0.85%
  Class C                               --         --              (0.72)       10.38      9.40%     84,553,526     1.20%
  Class I                               --         --              (0.78)       10.39     10.15%     33,347,772     0.60%
Year ended June 30, 2002
  Class A                            (0.06)        --              (1.00)       10.17      9.61%     54,495,867     0.89%(a)
  Class C                            (0.06)        --              (0.97)       10.17      9.34%     31,788,056     1.23%(a)
  Class I                            (0.06)        --              (1.03)       10.17      9.99%     20,289,077     0.64%(a)
Year ended June 30, 2001
  Class A                               --         --              (0.78)       10.21     13.16%     12,375,281     0.89%(a)
  Class C                               --         --              (0.74)       10.21     12.76%      9,396,442     1.23%(a)
  Class I                               --         --              (0.80)       10.21     13.43%     10,104,733     0.63%(a)
Year ended June 30, 2000
  Class A                               --         --              (0.68)        9.74      6.17%      6,101,095     0.90%(a)
  Class C                               --         --              (0.67)        9.74      5.81%      4,401,369     1.25%(a)
  Class I                               --         --              (0.72)        9.74      6.46%      1,823,405     0.65%(a)

High Income Fund

Year ended June 30, 2004
  Class A                            (0.30)        --              (1.41)       10.53     14.05%    391,100,362     1.11%
  Class C                            (0.30)        --              (1.36)       10.54     13.59%    219,313,154     1.61%
  Class I                            (0.30)        --              (1.43)       10.54     14.44%    209,360,947     0.86%
Year ended June 30, 2003
  Class A                            (0.03)        --              (1.17)       10.55     12.72%    298,816,127     1.13%
  Class C                            (0.03)        --              (1.12)       10.55     12.16%    173,289,990     1.64%
  Class I                            (0.03)        --              (1.20)       10.55     13.00%    110,694,694     0.88%
Year ended June 30, 2002
  Class A                            (0.11)        --              (1.44)       10.47     13.57%    135,194,579     1.15%
  Class C                            (0.11)        --              (1.39)       10.47     13.01%     74,953,800     1.64%
  Class I                            (0.11)        --              (1.47)       10.47     13.85%     51,073,085     0.91%
Year ended June 30, 2001
  Class A                               --         --              (1.30)       10.56     19.88%     28,873,999     1.19%(b)
  Class C                               --         --              (1.25)       10.56     19.30%     15,758,616     1.69%(b)
  Class I                               --         --              (1.32)       10.56     20.18%     17,413,569     0.95%(b)
Year ended June 30, 2000
  Class A                               --         --              (1.29)        9.98      9.98%      5,542,495     1.25%(b)
  Class C                               --         --              (1.12)        9.98      9.33%      7,806,453     1.75%(b)
  Class I                               --         --              (1.31)        9.98     10.14%      5,888,854     1.00%(b)

                                 Ratio of
                                 Net Income     Portfolio
                                 to Average      Turnover
                                 Net Assets        Rate
Intermediate Bond Fund

Year ended June 30, 2004
  Class A                            7.30%         47%
  Class C                            6.95%         47%
  Class I                            7.55%         47%
Year ended June 30, 2003
  Class A                            7.38%         38%
  Class C                            7.03%         38%
  Class I                            7.63%         38%
Year ended June 30, 2002
  Class A                            9.55%         37%
  Class C                            9.20%         37%
  Class I                            9.80%         37%
Year ended June 30, 2001
  Class A                            7.73%         60%
  Class C                            7.54%         60%
  Class I                            7.90%         60%
Year ended June 30, 2000
  Class A                            6.95%         30%
  Class C                            6.71%         30%
  Class I                            7.30%         30%

High Income Fund

Year ended June 30, 2004
  Class A                           10.23%         79%
  Class C                            9.73%         79%
  Class I                           10.48%         79%
Year ended June 30, 2003
  Class A                           10.99%         67%
  Class C                           10.48%         67%
  Class I                           11.24%         67%
Year ended June 30, 2002
  Class A                           13.52%         33%
  Class C                           13.03%         33%
  Class I                           13.76%         33%
Year ended June 30, 2001
  Class A                           12.86%         38%
  Class C                           12.36%         38%
  Class I                           13.18%         38%
Year ended June 30, 2000
  Class A                           10.89%         12%
  Class C                           10.68%         12%
  Class I                           11.27%         12%

                         MORGAN KEEGAN SELECT FUND, INC.
                              Financial Highlights
                                  June 30, 2004

(a) 0.91%, 1.25%, and 0.66% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2002, 1.12%, 1.47%, and 0.88% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2001, and 1.51%, 1.85%, and 1.26% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2000.

(b) 1.24%, 1.74%, and 1.00% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2001, and 1.61%, 2.11%, and 1.37% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2000.

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Morgan Keegan Select Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund (funds within Morgan Keegan Select Fund, Inc., hereafter referred to as the "Funds") at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the fiscal periods presented on and prior to June 30, 2001 were audited by other auditors whose report, dated July 27, 2001, expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Memphis, Tennessee
August 16, 2004

                         MORGAN KEEGAN SELECT FUND, INC.
                         Board of Directors and Officers

The following tables set forth information concerning the directors and officers of the fund. All persons named as directors and officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan fund complex overseeing a total of fourteen portfolios. The Regions Morgan Keegan fund complex consists of Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc. An asterisk (*) indicates directors and/or officers who are interested persons of the funds as defined by the Investment Company Act of 1940. The Statement of Additional Information for the fund includes additional information about the fund's directors and is available upon request, without charge, by calling Morgan Keegan at 1-800-564-2188.

                     Information about the Fund's Directors

Name, Age, Position,
Length of Service               Principal Occupation During Past Five Years
---------------------------  --------------------------------------------------
Allen B. Morgan, Jr.*,       Mr. Morgan has been Chairman of Morgan Keegan &
Age 61, Director,            Company, Inc. since 1969 and Executive Managing
Since 1999                   Director of Morgan Keegan & Company, Inc. since
                             1969. He also has served as a Director of Morgan Asset Management, Inc. and of Regions
                             Financial Corporation since 1993 and 2001, respectively.

J. Kenneth Alderman*,        Mr. Alderman has been President of Regions
Age 51, Director,            Morgan Keegan Trust Company and Chief Executive
Since 2003                   Officer of Morgan Asset Management, Inc. since
                             2002. He has been Executive Vice President of
                             Regions Financial Corporation since 2000. He served Regions as Senior Vice President and
                             Capital Management Group Director and
                             investment adviser to the Regions Financial
                             Corporation proprietary fund family from 1995 to 2000. He is a Certified Public Accountant and a Chartered Financial Analyst.

William Jefferies Mann,      Mr. Mann has been Chairman and
Age 70, Director,            President of Mann Investments, Inc.
Since 1999                   (real estate investments/private
                             investing) since 1985.

                         MORGAN KEEGAN SELECT FUND, INC.
                         Board of Directors and Officers

                     Information about the Fund's Directors

Name, Age, Position,
Length of Service               Principal Occupation During Past Five Years
---------------------------  --------------------------------------------------
James Stillman R. McFadden,  Mr. McFadden has been President and Director of
Age 46, Director,            Starr Printing Co., Inc. (commercial printing)
Since 1999                   since 2002 and President and Director of 1703,
                             Inc. (restaurant management) since 1998. He also has served as a Director for several private companies since 1997.

W. Randall Pittman,          Mr. Pittman has been Chief Financial Officer of
Age 50, Director,            Emageon, Inc. (healthcare information systems)
Since 2003                   since 2002. From 1999 to 2002, he was Chief
                             Financial Officer of BioCryst Pharmaceuticals,
                             Inc. (biotechnology). From 1998 to 1999, he was
                             Chief Financial Officer of ScandiPharm, Inc.
                             (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President - Finance of
                             CaremarkRx (pharmacy benefit management). From
                             1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and
                             Controller. He is a Certified Public
                             Accountant, and was with the accounting firm of Ernst & Young, LLP from 1976 to 1983.

Mary S. Stone,               Ms. Stone has held the Hugh Culverhouse Endowed
Age 53, Director,            Chair of Accountancy at the University of
Since 2003                   Alabama, Culverhouse School of Accountancy
                             since 1981. She is also a member of Financial
                             Accounting Standards Advisory Council, AICPA,
                             Accounting Standards Executive Committee and
                             AACSB International Accounting Accreditation
                             Committee.

                         MORGAN KEEGAN SELECT FUND, INC.
                         Board of Directors and Officers

                     Information about the Fund's Directors

Name, Age, Position,
Length of Service               Principal Occupation During Past Five Years
---------------------------  --------------------------------------------------
Archie W. Willis III,        Mr. Willis has been President of Community
Age 46, Director,            Capital (financial advisory and real estate
Since 2002                   development consulting) since 1999 and Vice
                             President of Community Realty Company (real estate brokerage) since 1999. He was a First
                             Vice President of Morgan Keegan & Company, Inc.
                             from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001.

The address of each Director is c/o Morgan Keegan Select Fund, Inc., Fifty North Front Street, 21st Floor, Memphis, TN 38103.

                         MORGAN KEEGAN SELECT FUND, INC.
                         Board of Directors and Officers

                      Information about the Fund's Officers

Name, Age, Position,
Length of Service               Principal Occupation During Past Five Years
---------------------------  --------------------------------------------------
Carter E. Anthony*,          From 2002 to present, Mr. Anthony has served as
Age 59, President,           President and Chief Investment Officer of
Since 2003                   Morgan Asset Management, Inc. From 2000 to
                             2002, he served as Executive Vice President and Director of Capital Management Group, Regions
                             Financial Corporation. From 1989 to 2000, Mr.
                             Anthony was Vice President-Trust Investments,
                             National Bank of Commerce.

Thomas R. Gamble*,           Mr. Gamble has been an executive at Regions
Age 61, Vice-President,      Financial Corporation since 1981. He was a
Since 2003                   Corporate IRA Manager from 2000 to 2001 and a
                             Senior Vice President and Manager of Employee
                             Benefits at the Birmingham Trust Department of
                             Regions Bank from 1981 to 2000.

Joseph C. Weller*,           Mr. Weller has been Executive Vice President
Age 65, Treasurer,           and Chief Financial Officer of Morgan Keegan &
Since 1999                   Company, Inc. since 1969, Treasurer and
                             Secretary of Morgan Keegan & Company, Inc.
                             since 1969 and Executive Managing Director of
                             Morgan Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset
                             Management, Inc. since 1993.

                         MORGAN KEEGAN SELECT FUND, INC.
                         Board of Directors and Officers

                      Information about the Fund's Officers

Name, Age, Position,
Length of Service               Principal Occupation During Past Five Years
---------------------------  --------------------------------------------------
Charles D. Maxwell*,         Mr. Maxwell has been a Managing Director of
Age 50, Secretary and        Morgan Keegan & Company, Inc. since 1998 and
Assistant Treasurer,         Assistant Treasurer and Assistant Secretary of
Since 1999                   Morgan Keegan & Company, Inc. since 1994. He
                             has been Secretary and Treasurer of Morgan
                             Asset Management, Inc. since 1993. He was
                             Senior Vice President of Morgan Keegan &
                             Company, Inc. from 1995 to 1997. Mr. Maxwell was also with Ernst & Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

J. Thompson Weller*,         Mr. Weller has been a Managing Director and
Age 39, Assistant            Controller of Morgan Keegan & Company, Inc.
Secretary, Since 2003        since October 2001. He was Senior Vice
                             President and Controller of Morgan Keegan &
                             Company, Inc. from October 1998 to October
                             2001, Controller and First Vice President from
                             February 1997 to October 1998, Controller and
                             Vice President from 1995 to February 1997 and
                             Assistant Controller from 1992 to 1995.

David M. George*,            Mr. George is a Senior Vice President of Morgan
Age 52, Chief Compliance     Keegan and Company, Inc. Mr. George has twenty
Officer, Since 2004          years of industry experience as a Financial
                             Adviser, Compliance Administrator, Branch
                             Administrative Officer - Private Client Group,
                             Branch Manager, and Assistant Director of
                             Compliance. Mr. George is a member of the NASD
                             District 5 Focus Group and Securities Industry
                             Association's Compliance and Legal Division.

Officers of the fund are elected and appointed by the Board of Directors and hold office until they resign, are removed, or are otherwise disqualified to serve.

Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Maxwell, Weller, Weller, and George is Fifty North Front Street, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham, Alabama 35203.

                         MORGAN KEEGAN SELECT FUND, INC.

Privacy Notice

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions your conduct with us, our affiliates, or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

Proxy Voting Policies and Procedures

The fund votes proxies related to the portfolio's securities according to a set of policies and procedures approved by the fund's board. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund by visiting Regions' website at www.regions.com.


* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, FSB, Rebsamen Insurance, and other Regions affiliates.

                       REGIONS MORGAN KEEGAN FUND COMPLEX

Morgan Asset Management, Inc. serves as investment adviser to Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc. Morgan Keegan Select Fund, Inc., and Regions Morgan Keegan Select Funds are registered diversified, open-end investment companies. RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. are NYSE-listed, diversified, closed-end investment companies that seek a high level of current income with capital appreciation as a secondary investment objective. With locations throughout the South, Morgan Asset Management, Inc. manages more than $10 billion for institutions and high net worth individuals.

Regions Morgan Keegan Select Family of Funds

..    Equity Funds
     Regions Morgan Keegan Select Mid Cap Growth Fund
     Regions Morgan Keegan Select Growth Fund
     Regions Morgan Keegan Select Mid Cap Value Fund
     Regions Morgan Keegan Select Value Fund

..    Balanced Fund
     Regions Morgan Keegan Select Balanced Fund

..    Bond Funds
     Regions Morgan Keegan Select Limited Maturity Government Fund Regions Morgan Keegan Select Fixed Income Fund
     Regions Morgan Keegan Select Intermediate Bond Fund*
     Regions Morgan Keegan Select High Income Fund*

..    Tax-Exempt Bond Fund
     Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

..    Money Market Funds
     Regions Morgan Keegan Select Treasury Money Market Fund
     Regions Morgan Keegan Select Government Money Market Fund

Regions Morgan Keegan Closed-End Funds

..    RMK High Income Fund, Inc. (NYSE: RMH)*

..    RMK Strategic Income Fund, Inc. (NYSE: RSF)*


*  Bond Funds Managed by James C. Kelsoe, Jr., CFA

                         MORGAN KEEGAN SELECT FUND, INC.

Investment Adviser and Administrator     Legal Counsel
Morgan Asset Management, Inc.            Kirkpatrick & Lockhart LLP
417 North 20th Street, 15th Floor        1800 Massachusetts Avenue, N.W.
Birmingham, AL 35203                     Washington, D.C. 20036

Custodian                                Independent Auditors
State Street Bank & Trust Company        PricewaterhouseCoopers LLP
108 Myrtle Street                        1000 Morgan Keegan Tower
Quincy, MA 02171                         50 North Front Street
                                         Memphis, TN 38103

Transfer Agent and Distributor
Morgan Keegan & Company, Inc.
50 North Front Street
Memphis, TN 38103


Mutual Funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

The Morgan Keegan Select Fund, Inc. June 30, 2004 annual report is for shareholder information. This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus. Statements and other information contained in this annual report are as dated and are subject to change.

Please call Morgan Keegan at 1-800-564-2188 to request a copy of the fund's prospectus which contains information concerning the funds' investment objectives and policies, management fees, expenses, and other pertinent information. Please read it carefully before investing in the funds.

Morgan Keegan & Company, Inc. is a full service broker dealer that provides personalized investment services to its clients from over 200 offices in 18 states. Please access our website to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426. Morgan Keegan & Company, Inc. is a wholly owned subsidiary of Regions Financial Corporation, a regional financial holding company (NYSE: RF).

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                                  Morgan Keegan
                          Morgan Keegan & Company, Inc.
                      Members New York Stock Exchange, SIPC

                              www.morgankeegan.com


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                    [REGIONS MORGAN KEEGAN SELECT FUNDS LOGO]
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ITEM 2. CODE OF ETHICS.

Morgan Keegan Select Fund, Inc. (the "Fund") has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. The Fund has not made any amendments to its code of ethics during the covered period. The Fund has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Fund undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Fund at 1-800-366-7426.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors (the "Board") has determined that James Stillman R. McFadden, W. Randall Pittman and Mary S. Stone are audit committee financial experts, as defined in Item 3 of Form N-CSR, serving on its Audit Committee. Messrs. McFadden and Pittman and Ms. Stone are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT AND NON-AUDIT FEES
------------------------

The SEC's auditor independence rules require the Audit Committee of the Fund to pre-approve (a) all audit and permissible non-audit services provided by the Fund's independent accountants directly to the Fund and (b) those permissible non-audit services provided by the Fund's independent accountants to the Fund's investment adviser and any entity controlling, controlled by or under common control with the Fund's investment adviser that provides ongoing services to the Fund (the "Affiliated Service Providers"), if the services relate directly to the operations and financial reporting of the Fund.

The tables below set forth for the Fund's fiscal years ended June 30, 2003 and June 30, 2004, respectively, (i) the fees billed by the Fund's independent accountants for all audit and non-audit services provided directly to the Fund;
(ii) the  fees  billed  by the  Fund's  independent  accountants  for  non-audit services provided to the Fund's Affiliated Service Providers for which pre-approval by the Audit Committee was required; and (iii) the aggregate fees billed by the Fund's independent accountants for non-audit services provided to the Fund and its Affiliated Service Providers. During those periods, the Fund's independent accountants did not provide any non-audit services to the Fund's Affiliated Service Providers.

Fees for audit and non-audit services provided directly to the Fund:

                    AUDIT FEES  AUDIT-RELATED FEES($)  TAX FEES   ALL OTHER FEES
                    ----------  ---------------------  --------   --------------
Fiscal Year Ended
June 30, 2003       $67,500            $0              $10,000          $0


Fiscal Year Ended
June 30, 2004       $75,000            $3,500          $11,000          $0


Fees for non-audit services provided to the Fund's Affiliated Service Providers for which pre-approval by the Audit Committee was required:

                    AUDIT FEES  AUDIT-RELATED FEES($)  TAX FEES   ALL OTHER FEES
                    ----------  ---------------------  --------   --------------
Fiscal Year Ended
June 30, 2003          $0              $0                 $0           $0


Fiscal Year Ended
June 30, 2004          $0              $0                 $0           $0
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Aggregate non-audit fees for services provided to the Fund and its Affiliated
Service Providers, regardless of whether pre-approval was required.


                           AGGREGATE NON-AUDIT FEES($)
                           ---------------------------

Fiscal Year Ended
June 30, 2003                       $10,000


Fiscal Year Ended
June 30, 2004                       $14,500



PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
--------------------------------------------

Audit, audit-related and tax compliance services provided to the Fund on an annual basis require pre-approval by the Fund's Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. As noted above, the Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Any individual project that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed services exceeding that cost level requires specific pre-approval by the Audit Committee.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the Fund.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Shareholders submitting recommendations for Independent Directors should forward them to Charles D. Maxwell, Secretary of the Fund, and provide at least the following information regarding a candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance. Prospective candidates that appear likely to be able to fill a significant need of the Board will be contacted by a member of the Board's Independent Directors Committee (the "Committee") by telephone to discuss the position; if there appears to be sufficient interest, an in-person meeting with one or more Committee members would be arranged, and, if the member(s), based on the results of these contacts, believes it has identified a viable candidate, it will air the matter with the full Committee for its input.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

        (b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 11. EXHIBITS.

        (a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto.

        (b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Fund)       MORGAN KEEGAN SELECT FUND, INC.
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By (Signature and Title)        /s/ Carter E. Anthony
                        --------------------------------------------------------
                                    Carter E. Anthony, President

Date  August 23, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act,
this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.



By (Signature and Title)        /s/ Carter E. Anthony
                        --------------------------------------------------------
                                    Carter E. Anthony, President

Date  August 23, 2004
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By (Signature and Title)        /s/ Joseph C. Weller
                        --------------------------------------------------------
                                    Joseph C. Weller, Treasurer

Date  August 23, 2004
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